                                                              File No. 333-84159
                                                              File No. 811-09517
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
          Post-Effective Amendment No.               4                       [X]
                                                 ----------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
                                  Amendment No.      5                       [X]
                                                 ----------

                        (Check appropriate box or boxes)

                           VARIABLE ANNUITY ACCOUNT XI
                             (SCARBOROUGH ADVANTAGE)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

Name and Address of Agent for Service:              Copies To:
Amy J. Lee, Associate General Counsel               Jeffrey S. Puretz, Esq.
Security Benefit Group Building                     Dechert
One Security Benefit Place                          1775 Eye Street, NW
Topeka, KS 66636-0001                               Washington, DC 20005
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  May 1, 2003

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2003, pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on May 1, 2003, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]   this  post-effective  amendment  designates  a new  effective  date  for a previously filed post-effective amendment.

Title of  securities  being  registered:  Interests in a separate  account under group unallocated flexible premium deferred variable annuity contract.

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                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY
                         GROUP FLEXIBLE PURCHASE PAYMENT

                       DEFERRED VARIABLE ANNUITY CONTRACT

                   ISSUED BY:                             MAILING ADDRESS:
   SECURITY BENEFIT LIFE INSURANCE COMPANY        SECURITY BENEFIT LIFE INSURANCE COMPANY
   ONE SECURITY BENEFIT PLACE                     P.O. BOX 750497
   TOPEKA, KANSAS 66636-0001                      TOPEKA, KANSAS 66675-0497
   1-800-888-2461
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     This Prospectus  describes the Scarborough  Advantage  Variable  Annuity--a flexible  purchase payment  deferred  variable annuity contract (the "Contract")
offered by Security Benefit Life Insurance Company (the "Company"). The Contract
is a group contract  available for those persons  eligible to participate in the
International  Brotherhood of Electrical  Workers  ("IBEW") Local Unions Savings
and Retirement Plan and Trust.  The Contract is designed to give you flexibility in planning for retirement and other financial goals.

     You may allocate your purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account XI, or to the Fixed Account.  The Subaccounts  currently available under the Contract are:

o        T. Rowe Price Mid-Cap Growth
o        T. Rowe Price Equity Income
o        Templeton International
o        Goldman Sachs CORE(SM) Small Cap Equity
o        Goldman Sachs Capital Growth

     Amounts  allocated to the Fixed Account will accrue  interest at rates that are paid by the Company as described in "The Fixed  Account."  Contract Value in the Fixed Account is guaranteed by the Company.

     Amounts that you allocate to the  Subaccounts  under the Contract will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

     When you are ready to  receive  annuity  payments,  the  Contract  provides several options for annuity payments. See "Annuity Options."

     This Prospectus concisely sets forth information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed
with  the  Securities  and  Exchange   Commission  contains  certain  additional
information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing the Company at One Security  Benefit  Place,
Topeka,  Kansas  66636-0001  or by calling  1-800-888-2461.  The contents of the
Statement of Additional Information are set forth in this Prospectus.

     The  SEC  maintains  a web  site  (http://www.sec.gov)  that  contains  the
Statement of  Additional  Information,  material  incorporated  by reference and other information regarding companies that file electronically with the SEC.

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THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS  PROSPECTUS IS ACCOMPANIED BY THE CURRENT  PROSPECTUSES  FOR THE UNDERLYING
FUNDS.  YOU SHOULD READ THE  PROSPECTUSES  CAREFULLY  AND RETAIN THEM FOR FUTURE
REFERENCE.

THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED BY THE
FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE
OF YOUR CONTRACT WILL GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003

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                                TABLE OF CONTENTS
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INFORMATION ABOUT SECURITY BENEFIT, THE SEPARATE

   Tax Status of Security Benefit
     and the Separate Account.........................   19
   Income Taxation of Annuities in

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
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DEFINITIONS

     Various  terms  commonly  used in this  Prospectus  are defined as follows:

     ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

     ADMINISTRATIVE  OFFICE--  Scarborough  Securities  Corporation,  One Bridge
Street, Irvington, New York 10533.

     ANNUITANT-- The person that you designate to receive annuity  payments.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both  Annuitants  unless otherwise stated.

     ANNUITY -- A series of periodic  income  payments made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

     ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

     ANNUITY START DATE -- The date when annuity payments are to begin.

     AUTOMATIC  INVESTMENT  PROGRAM  -- A  program  pursuant  to which  purchase payments are  automatically  paid from your bank  account on a specified  day of each month or a payroll deduction arrangement.

     CONTRACT  DATE -- The  date of your  first  contribution  to the  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

     CONTRACTHOLDER  OR HOLDER -- The IBEW Local Unions  Savings and  Retirement
Plan and Trust holds the Contract for the benefit of Participants.

     CONTRACT  VALUE -- The total value of your account which  includes  amounts allocated to the Subaccounts and the Fixed Account.

     CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

     DESIGNATED  BENEFICIARY -- The person designated by you as having the right to the death benefit, if any, payable upon your death.

     FIXED  ACCOUNT  -- A  separate  account  of the  Company  to which  you may allocate all or a portion of your Contract Value to be held for  accumulation at fixed rates of interest declared periodically by the Company.

     FUNDS -- T. Rowe Price  Equity  Series,  Inc.,  SBL Fund and Goldman  Sachs
Variable  Insurance Trust.  The Funds (each a "Fund") are diversified,  open-end management  investment companies commonly referred to as mutual funds. Each Fund issues its shares in multiple Series.

     GENERAL  ACCOUNT -- All assets of the Company other than those allocated to the Separate Account, the Fixed Account, or to any other separate account of the
Company.

     PARTICIPANT -- A Participant as defined in the Trust Agreement.

     PURCHASE PAYMENT -- An amount paid to the Company as consideration  for the
Contract.

     SEPARATE  ACCOUNT -- The Variable Annuity Account XI. A separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Series of the Funds.

     SERIES-- T. Rowe Price  Mid-Cap  Growth  Portfolio (a Series of the T. Rowe
Price Equity Series,  Inc.); Equity Income Series and International Series (each a Series of SBL Fund);  and  Goldman  Sachs  CORE(SM)  Small Cap Equity Fund and
Goldman Sachs Capital  Growth Fund (each a Series of the Goldman Sachs  Variable
Insurance Trust). The Series (each a "Series") are separate  portfolios of their respective Funds. Each Series operates as a separate investment fund.

     SUBACCOUNT  -- A division  of the  Separate  Account of the  Company  which invests in a corresponding Series of the Funds.

     TRUST-- The IBEW Local Unions Savings and Retirement Plan and Trust.

     TRUST AGREEMENT-- The Trust Agreement creating the Trust.

     VALUATION DATE -- Each date on which the Separate Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

     VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount.  The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

     WITHDRAWAL  VALUE -- The amount you will  receive upon full  withdrawal  of your Contract Value. It is equal to Contract Value less any uncollected  premium taxes.

SUMMARY

     This summary provides a brief overview of the more  significant  aspects of the Contract.  Further detail is provided in this  Prospectus,  the Statement of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity contract  ("Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

     You may purchase the Contract  pursuant to the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided
into  accounts  referred  to  as  Subaccounts.   See  "Separate  Account."  Each
Subaccount invests exclusively in shares of a corresponding Series of the Funds.
See "The Funds." The Series, each of which has a different  investment objective or objectives, are set forth under their respective Fund below:

T. ROWE PRICE EQUITY SERIES, INC.

o    T. Rowe Price Mid-Cap Growth Portfolio

SBL FUND

o    T. Rowe Price  Equity  Income  Series  (Series O)

o    Templeton  International Series (Series I)

GOLDMAN SACHS VARIABLE INSURANCE TRUST

o    Goldman Sachs CORE(SM) Small Cap Equity Fund

o    Goldman Sachs Capital Growth Fund

     You may allocate all or part of your purchase  payments to the Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Series of the Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed  Account,  which is a separate  account of the  Company.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company. See "The Fixed Account."

PURCHASE  PAYMENTS -- Unless you had an account as of July 1, 1999,  the minimum initial  purchase payment is $2,000.  Thereafter,  you may choose the amount and frequency  of purchase  payments,  except that the minimum  subsequent  purchase payment is $100.  There is no minimum  for  subsequent  purchase  payments  made pursuant to an Automatic Investment Program. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer your Contract Value among the Subaccounts and to and from the Fixed  Account.

     At any time before the Annuity Start Date,  you may surrender your Contract
Value for its  Withdrawal  Value,  and may make partial  withdrawals,  including systematic withdrawals,  from Contract Value. See "Full and Partial Withdrawals"
and "Federal Tax Matters" for more information about withdrawals,  including the
10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to attaining age 59 1/2.

     The  Contract  provides  for a death  benefit  upon your death prior to the
Annuity  Start Date.  See "Death  Benefit"  for more  information.  The Contract provides for several  Annuity Options on a fixed basis.  The Company  guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments  before  allocating  them to Contract  Value.  Certain  charges will be deducted in connection with the Contract as described below.

     MORTALITY AND EXPENSE RISK CHARGE.  The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate as set forth below.

-----------------------------------------------------------
                                           MORTALITY AND
               SUBACCOUNT                 EXPENSE RISK FEE
-----------------------------------------------------------
T. Rowe Price Mid-Cap Growth............       0.45%
T. Rowe Price Equity Income.............       0.45%
Templeton International.................       0.45%
Goldman Sachs CORE(SM) Small Cap Equity.       0.45%
Goldman Sachs Capital Growth............       0.45%
-----------------------------------------------------------

See "Mortality and Expense Risk Charge."

     ADMINISTRATION  AND DISTRIBUTION  CHARGE.  The Company currently charges an administration and distribution  charge equal to an annual rate of 0.91% of each
Subaccount's  average  daily net assets,  except that the annual rate for the T.
Rowe Price Equity Income and Templeton  International  Subaccounts is 0.56%. The
Company may deduct a maximum daily  administration and distribution charge equal to an annual rate of 0.94% of each Subaccount's average daily net assets, except the T. Rowe Price Equity  Income and  Templeton  International  Subaccounts  for
which the maximum annual rate is 0.59%.  See  "Administration  and  Distribution
Charge."

     PREMIUM TAX CHARGE.  The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will usually be deducted  when you begin  receiving  annuity  payments or upon full  withdrawal  if a premium  tax was  incurred by the Company and is not refundable.  Partial  withdrawals,  including  systematic  withdrawals,  may  be subject to a premium tax charge if a premium  tax is incurred on the  withdrawal by the Company and is not refundable.  The Company  reserves the right to deduct such taxes when due or anytime  thereafter.  Premium tax rates  currently  range from 0% to 3.5%. See "Premium Tax Charge."

     OTHER  EXPENSES.  The Company pays the  operating  expenses of the Separate
Account.  Investment  advisory fees and operating expenses of the Funds are paid by each Fund and are reflected in the net asset value of the Fund shares.  For a description of these charges and expenses, see the prospectuses for the Funds.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required  by  the  Contract,  and  any  questions  or  inquiries  to  the
Administrative Office located at One Bridge Street, Irvington, New York 10533 or by phone by calling (914) 591-9200 or 1-800-223-7608.

EXPENSE TABLES

The following  tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

-------------------------------------------------------------
CONTRACT  OWNER  TRANSACTION  EXPENSES  are fees and expenses that you will pay when  you  purchase  the  Contract  or make withdrawals from the Contract. The information below does not reflect state premium taxes,  which may be applicable to your
Contract.
-----------------------------------------------------------
   Sales Load on Purchase Payments                 None
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   Deferred Sales Charge (as a percentage          None
   of amount withdrawn attributable to Purchase
   Payments)
-------------------------------------------------------------
   Transfer Fee (per transfer)                     None
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PERIODIC  EXPENSES  are fees and  expenses  that you will pay periodically  during the time that you own the Contract,  not including fees and expenses of the Underlying Funds.
-------------------------------------------------------------
   Separate Account Annual Expenses (as a
   percentage of average Contract Value)
-------------------------------------------------------------
     Annual Mortality and Expense Risk Charge      0.45%
-------------------------------------------------------------
     Annual Administration and Distribution Charge 0.94%(1)
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     Total Separate Account Annual Expenses        1.39%
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1   The maximum annual administration and distribution charge
    is 0.94% for all  Subaccounts,  except  the T. Rowe Price
    Equity Income and Templeton International Subaccounts for
    which the maximum annual  administration and distribution
    charge is 0.59%. The Company currently assesses an annual
    administration and distribution  charge of 0.91% from the
    Subaccounts  (0.56% from the T. Rowe Price Equity  Income
    and Templeton International Subaccounts).
-------------------------------------------------------------

The table below shows the minimum and maximum total operating  expenses  charged by the  Funds.  You will pay the  expenses  of the  Funds  corresponding  to the
Subaccounts in which you invest during the time that you own the Contract.  More detail concerning each Fund's fees and expenses is contained in its prospectus.

-------------------------------------------------------------
                                    MINIMUM       MAXIMUM
-------------------------------------------------------------
Total Annual Fund Operating
Expenses(1)                          0.85%         2.11%
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1   Expenses  deducted  from Fund assets  include  management
    fees, distribution fees, service fees and other expenses.
    The maximum  expenses  above  represent  the total annual
    operating  expenses of that Fund with the  highest  total
    operating  expenses,  and the minimum expenses  represent
    the total annual operating expenses of that Fund with the
    lowest total operating expenses.
-------------------------------------------------------------

EXAMPLES -- This  Example is intended to help you compare the cost of  investing in the Contract with the cost of investing in other variable annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Fund fees and expenses.

     The Example  assumes  that you invest  $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

-------------------------------------------------------------
                             1        3        5       10
                            YEAR    YEARS    YEARS   YEARS
-------------------------------------------------------------
If you surrender your
Contract at the end of
the applicable time
period                      $318     $971    $1,649  $3,457
-------------------------------------------------------------
If you do not surrender
your Contract                318      971     1,649   3,457

-------------------------------------------------------------

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CONDENSED FINANCIAL
INFORMATION

The following condensed financial  information presents accumulation unit values for each of the years in the periods ending December 31, 2002, as well as ending accumulation units outstanding under each Subaccount.

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                                      2002          2001          2000        1999(1)
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T. ROWE PRICE MID CAP
 GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period............   $18.22        $18.64        $17.59        $14.37
   End of period..................   $14.15        $18.22        $18.64        $17.59
Accumulation units outstanding
 at the end of period.............   63,923        71,196        97,053        28,783
---------------------------------------------- ------------- ------------- -------------
T. ROWE PRICE EQUITY
 INCOME SUBACCOUNT
Accumulation unit value:
   Beginning of period............   $19.81        $19.75        $17.67        $17.56
   End of period..................   $16.97        $19.81        $19.75        $17.67
Accumulation units outstanding
 at the end of period.............   52,701        61,052        54,961        36,063
---------------------------------------------- ------------- ------------- -------------
TEMPLETON INTERNATIONAL
 SUBACCOUNT
Accumulation unit value:
   Beginning of period............   $ 7.64        $10.22        $12.97        $10.02
   End of period..................   $ 6.01         $7.64        $10.22        $12.97
Accumulation units outstanding
 at the end of period.............   19,382        25,997        31,251         7,337
---------------------------------------------- ------------- ------------- -------------
GOLDMAN SACHS CORE(SM) SMALL
 CAP EQUITY SUBACCOUNT
Accumulation unit value:
   Beginning of period............   $10.71        $10.38        $10.35         $8.73
   End of period..................   $ 8.98        $10.71        $10.38        $10.35
Accumulation units outstanding
 at the end of period.............   32,740        28,445        33,952        12,256
---------------------------------------------- ------------- ------------- -------------
GOLDMAN SACHS CAPITAL
 GROWTH SUBACCOUNT
Accumulation unit value:
   Beginning of period............   $10.76        $12.77        $18.93        $12.01
   End of period..................   $ 8.03        $10.76        $12.77        $18.93
Accumulation units outstanding
 at the end of period.............   83,873       103,696       120,772        70,591
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1.  For the period October 27, 1999 (date operations commenced) to December 31,
    1999.

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INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

     On July 31,  1998,  the  Company  converted  from a mutual  life  insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who owned  policies  of the  Company as of July 31,  1998 became  membership  interests in Security  Benefit Mutual Holding  Company as of that date,  and persons who acquire  policies  from the Company  after that date automatically become members in the mutual holding company.

     The Company offers life insurance policies and annuity  contracts,  as well as  financial  and  retirement  services.  It is  admitted to do business in the
District of Columbia,  and in all states except New York. As of the end of 2002, the Company had total assets of  approximately  $7.8 billion.  Together with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

     The Principal Underwriter for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales literature and reports to  Participants,  the ratings and other information assigned to it by one or more independent rating organizations such as A.M.  Best Company and Standard & Poor's.  The purpose of the ratings is to reflect the financial  strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment  performance of assets held in the Separate Account.  Each year A.M. Best Company reviews the financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Participants.  These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on October 26, 1998. The Contract provides that the income, gains, or losses of the Separate  Account,  whether or not  realized,  are credited to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other  liabilities under the contracts may not be charged with  liabilities  arising from any other  business  that the insurance  company conducts if, and to the extent the contracts so provide.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All  obligations  arising under the Contract are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

     The Contract  provides  that the income,  gains and losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount  invests  exclusively  in shares of a  specific  Series of one of the
Funds.  The Company may in the future  establish  additional  Subaccounts of the
Separate  Account,  which may  invest  in other  Series of the Funds or in other securities, mutual funds, or investment vehicles.

     The Separate  Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

THE FUNDS -- Each Fund is a diversified,  open-end management investment company and is registered  with the SEC under the 1940 Act. Such  registration  does not involve  supervision by the SEC of the investments or investment policies of the
Funds.  Each  Subaccount  invests in a  corresponding  Series of a Fund, each of which has a different investment  objective and policies.  Each Series is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

o    T. Rowe Price Mid-Cap Growth Portfolio

SBL FUND

o    T. Rowe Price Equity Income Series (Series O)

o    Templeton International Series (Series I)

GOLDMAN SACHS VARIABLE INSURANCE TRUST

o    Goldman Sachs CORE(SM) Small Cap Equity Fund

o    Goldman Sachs Capital Growth Fund

     A summary of the investment objective of each Series is set forth below. We cannot  assure  that any  Series  will  achieve  its  objective.  More  detailed information  is  contained  in  the  accompanying  prospectuses  of  the  Funds,
including   information  on  the  risks  associated  with  the  investments  and investment techniques of each Series.

     EACH  FUND'S  PROSPECTUS  ACCOMPANIES  THIS  PROSPECTUS  AND SHOULD BE READ
CAREFULLY BEFORE INVESTING.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO --The investment objective of this Series is to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average growth.

T. ROWE PRICE EQUITY INCOME SERIES (SERIES O) --The investment objective of this
Series  is to seek to  provide  substantial  dividend  income  and also  capital appreciation  by  investing  primarily  in  dividend  paying  common  stocks  of established companies.

TEMPLETON  INTERNATIONAL  SERIES (SERIES I) --The  investment  objective of this
Series is to seek  long-term  capital  appreciation  by  investing  primarily in equity  securities of companies  located  outside the U.S.,  including  emerging markets.

GOLDMAN  SACHS CORE(SM) SMALL CAP EQUITY FUND --The investment objective of this
Series is to seek long-term  growth of capital.  The Fund invests,  under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes  (measured at time of purchase) in a broadly  diversified  portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States,  within the range of the market  capitalization  of companies constituting the Russell 2000 Index at the time of investment.

GOLDMAN SACHS CAPITAL GROWTH FUND --The  investment  objective of this Series is to seek long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets (not including  securities  lending collateral and any  investment  of that  collateral)  measured  at the  time of  purchase  in a
diversified   portfolio  of  equity  investments  that  are  considered  by  the investment adviser to have long-term capital appreciation potential.

THE INVESTMENT ADVISERS -- T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100
East Pratt Street, Baltimore, Maryland 21202 serves as investment adviser to the
T. Rowe Price Mid-Cap Growth  Portfolio,  and it serves as sub-adviser to the T.
Rowe Price Equity Income Series  (Series O) pursuant to an agreement with Series
O's investment adviser,  Security Management Company,  LLC, One Security Benefit
Place, Topeka, Kansas 66636-0001. T. Rowe Price is registered with the SEC as an investment adviser. T. Rowe Price is responsible for the day to day decisions to buy and sell  securities for the T. Rowe Price Mid-Cap Growth  Portfolio and the
T. Rowe Price Equity Income Series  (Series O).  Templeton  Investment  Counsel,
LLC,  500 East  Broward  Boulevard,  Ft.  Lauderdale,  Florida  33394  serves as sub-adviser  to the  Templeton  International  Series  (Series I) pursuant to an agreement with Series I's investment adviser,  Security Management Company, LLC.
Templeton  Investment  Counsel,  LLC is registered with the SEC as an investment adviser.  It is  responsible  for  the  day to day  decisions  to buy  and  sell securities  for the Templeton  International  Series  (Series I).  Goldman Sachs
Asset  Management,  L.P.  ("GSAM"),  located at 32 Old Slip,  New York, New York
10005,  serves as the Investment Adviser to the Goldman Sachs CORE(SM) Small Cap
Equity Fund and the Goldman Sachs Capital Growth Fund. It is responsible for the day to day decisions to buy and sell securities for those Series.

     The  investment  objectives  and  policies of the Series are similar to the investment  objectives  and policies of other  mutual funds that the  Investment
Advisers  manage.  Although the  objectives  and  policies  may be similar,  the investment results of the Series may be higher or lower than the results of such other mutual  funds.  The  Investment  Advisers  cannot  guarantee,  and make no representation,  that the investment results of similar funds will be comparable even though the funds have the same Investment Adviser.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a group flexible purchase payment deferred  variable  annuity.  To the extent that you allocate all or a portion of your purchase payments to the Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the  Participant who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a fixed  basis,  beginning on the Annuity  Start Date.  The amount that will be available for annuity payments will depend on the investment performance of the  Subaccounts  to which you have allocated  Contract Value and the amount of interest credited on Contract Value that you have allocated to the
Fixed Account.

     You may purchase the Contract under the terms of the Trust Agreement if you are eligible to be a Participant under its terms.

APPLICATION  TO INVEST IN THE CONTRACT -- If you wish to invest in the Contract, you may submit a participation  enrollment form and an initial  purchase payment to the Company,  as well as any other form or  information  that the Company may require.  The Company  reserves the right to reject a  participation  enrollment form or purchase payment for any reason,  subject to the Company's  underwriting standards and  guidelines  and any  applicable  state or federal law relating to nondiscrimination.

     The maximum age for which a participation  enrollment form will be accepted is age 90.

PURCHASE PAYMENTS -- The minimum initial purchase payment is $2,000. Thereafter, you may choose the amount and  frequency of purchase  payments,  except that the minimum subsequent  purchase payment is $100. There is no minimum for subsequent purchase payments made pursuant to an Automatic  Investment  Program. A purchase payment  exceeding $1 million will not be accepted without prior approval of the
Company.

     The Company will apply the initial  purchase payment not later than the end of the  Valuation  Period  during which it is received by the Company;  provided that  the  purchase  payment  is  preceded  or  accompanied  by a  participation enrollment form that contains sufficient information to establish an account and properly  credit  such  purchase  payment.  If the  Company  does not  receive a complete participation enrollment form, the Company will notify you that it does not have the necessary  information to establish an account and properly  credit your purchase  payment.  If you do not provide the necessary  information to the
Company  within  five  Valuation  Dates  after the  Valuation  Date on which the
Company first  receives the initial  purchase  payment or if the Company  cannot otherwise establish your account,  the Company will return your initial purchase payment.  The  Company  may retain  your  purchase  payment  pending  receipt of necessary  information;  provided  that you consent to us retaining the purchase payment until your participation enrollment form is made complete.

     The Company will credit  subsequent  purchase payments as of the end of the
Valuation  Period  in which  they are  received  at the  Administrative  Office.
Purchase  payments  after the initial  purchase  payment may be made at any time prior  to the  Annuity  Start  Date,  so  long  as the  Participant  is  living.
Subsequent purchase payments may be paid under an Automatic Investment Program.

ALLOCATION  OF PURCHASE  PAYMENTS -- In a  participation  enrollment  form,  you select the Subaccounts  and/or the Fixed Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the enrollment form or more recent instructions  received,  if any.
The  allocations  must be whole  percentages  and  must  total  100%.  Available allocation alternatives include the five Subaccounts and the Fixed Account.

     You may change the purchase payment allocation instructions by submitting a proper  written  request  to the  Administrative  Office.  A  proper  change  in allocation  instructions  will be  effective  upon receipt by the Company at the
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section  of the  participation  enrollment  form or the  proper  form  has  been properly completed,  signed, and filed at the Administrative  Office. Changes in the allocation of future purchase  payments have no effect on existing  Contract
Value. You may,  however,  transfer Contract Value among the Subaccounts and the
Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

     An Asset Reallocation/Dollar Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  fixed  period or  earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

     After the Company has received an Asset  Reallocation/Dollar Cost Averaging request in proper form at the  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/  Dollar Cost Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted.

     You may instruct the Company at any time to terminate the option by written request to the  Administrative  Office. In that event, the Contract Value in the
Subaccount  from which  transfers were being made that has not been  transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost averaging basis after the expiration of the applicable  period,  the total amount elected has been  transferred,  or the
Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Asset Reallocation/ Dollar Cost Averaging form must be completed and sent to the  Administrative  Office.  The Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly  basis) before reinstating  Dollar Cost Averaging  after it has been terminated for any reason.
The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time.

     You may also  dollar  cost  average  Contract  Value  to or from the  Fixed
Account.  You may not have in effect at the same time Dollar Cost  Averaging and
Asset Reallocation Options.

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

     To elect this option, an Asset  Reallocation/Dollar  Cost Averaging request in proper form must be received by the Company at the Administrative  Office. An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

     Upon receipt of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company  will  effect a transfer  or, in the case of a new  participation,  will allocate the initial  purchase  payment,  among the  Subaccounts  based upon the percentages that you selected.  Thereafter,  the Company will transfer  Contract
Value to  maintain  that  allocation  on each  quarterly,  semiannual  or annual anniversary,  as applicable,  of the date of the Company's  receipt of the Asset
Reallocation/  Dollar  Cost  Averaging  request  in  proper  form.  The  amounts transferred will be credited at the price of the Subaccount as of the end of the
Valuation Date on which the transfer is effected.

     You may  instruct  the  Company  at any time to  terminate  this  option by written request to the Administrative  Office. In that event, the Contract Value in  the  Subaccounts  that  has  not  been  transferred  will  remain  in  those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Administrative  Office. The Company may discontinue,  modify, or suspend,  and  reserves  the right to  charge a fee for the  Asset  Reallocation
Option at any time.

     Contract Value  allocated to the Fixed Account may be included in the Asset
Reallocation  Option.  You may not have in effect at the same time  Dollar  Cost
Averaging and Asset Reallocation Options.

TRANSFERS OF CONTRACT VALUE -- Prior to the Annuity Start Date, you may transfer
Contract  Value  among  the  Subaccounts  upon  proper  written  request  to the
Administrative  Office.  The Company will effect a transfer of Contract Value at the price next determined after receipt of your transfer  request.  You may make transfers (other than transfers  pursuant to the Dollar Cost Averaging and Asset
Reallocation  Options) by telephone if the Electronic Transfer Privilege section of the  participation  enrollment  form or the  proper  form has  been  properly completed,  signed and filed at the Administrative  Office. The minimum transfer amount is $100,  or the amount  remaining  in a given  Subaccount.  The  minimum transfer  amount does not apply to transfers  under the Dollar Cost Averaging or
Asset Reallocation Options.

     You may also  transfer  Contract  Value from the  Subaccounts  to the Fixed
Account and from the Fixed Account to the Subaccounts.

     The Company  generally does not limit the frequency of transfers,  although the  Company  reserves  the right to limit the  number of  transfers  to 14 in a
Contract  Year.  Also,  the Contract is not designed  for  professional  "market timing" organizations,  or other organizations or individuals engaging in market
timing  strategy,  or  making  programmed  transfers,   frequent  transfers,  or
transfers  that are large in relation to the total  assets of the Series.  These kinds of  strategies  and transfer  activities  are  disruptive to the Series in which the  Subaccounts  invest.  If the Company  determines  that your  transfer patterns among the  Subaccounts  are  disruptive to the Series,  the Company may among other things,  restrict the  availability of telephone  transfers or other electronic  transfers  and may  require  that you submit  transfer  requests  in writing  via  regular  U.S.  mail.  We  may  also  refuse  to  act  on  transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more  participants.  Also,  certain of the Series have in place limits on the number of transfers permitted in a Contract Year, which limits are more  restrictive  than 14 per Contract Year. The Company  reserves the right to limit the size and frequency of transfers and to discontinue telephone and other electronic transfers.

CONTRACT VALUE -- Your Contract Value is the total value of your account,  which includes  amounts  under  the  Contract  held in each  Subaccount  and the Fixed
Account as of any Valuation Date.

     On each  Valuation  Date,  the amount of Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that Subaccount. See "Determination of Contract Value," below. No minimum amount of Contract Value is guaranteed. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon  several  factors,  including  investment  performance  of the
Subaccounts  to which you have  allocated  Contract  Value,  payment of purchase payments,  partial withdrawals,  and the charges assessed in connection with the
Contract. The amounts allocated to the Subaccounts will be invested in shares of the  corresponding  Series  of the  Funds.  The  investment  performance  of the
Subaccounts will reflect increases or decreases in the net asset value per share of the  corresponding  Series and any dividends or  distributions  declared by a
Series.  Any  dividends  or  distributions  from any  Series of the Fund will be automatically  reinvested in shares of the same Series,  unless the Company,  on behalf of the Separate Account, elects otherwise.

     Assets in the Subaccounts are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate  the value of your  interest in a
Subaccount.  When you allocate purchase payments to a Subaccount,  your Contract is credited with  Accumulation  Units.  The number of  Accumulation  Units to be credited is determined by dividing the dollar amount allocated to the particular
Subaccount by the price for the Subaccount as of the end of the Valuation Period
in which the purchase  payment is  credited.  In  addition,  other  transactions including  full or partial  withdrawals,  transfers,  and  assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract.  The number of units credited or debited in connection with any such transaction  is determined by dividing the dollar amount of such  transaction by the price of the affected Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange  ("NYSE"), normally 3:00 p.m.  Central time.  Transactions  received after that time on any
Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.

     The  number of  Accumulation  Units  credited  to a  Contract  shall not be changed by any subsequent  change in the value of an Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from Valuation Date to Valuation
Date  depending  upon the  investment  experience of the  Subaccount and charges against the Subaccount.

     The price of each  Subaccount's  units  initially  was $10.  The price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment performance  of the  corresponding  Series of the Funds,  (2) any  dividends  or distributions paid by the corresponding  Series,  (3) the charges,  if any, that may be assessed by the Company for taxes  attributable  to the  operation of the
Subaccount,  (4) the mortality  and expense risk charge under the Contract,  and
(5) the administration and distribution charge under the Contract.

FULL AND PARTIAL  WITHDRAWALS  -- You may make a partial  withdrawal of Contract
Value,  or surrender the Contract for its  Withdrawal  Value.  A full or partial withdrawal,  including a systematic withdrawal,  may be made from Contract Value at any time while the  Participant  is living and before the Annuity Start Date, subject to any limitations  under  applicable law. A full or partial  withdrawal request will be effective  as of the end of the  Valuation  Period that a proper
Withdrawal Request form is received by the Company at the Administrative Office.
A proper  Withdrawal  Request  form shall  include  the  written  consent of any effective assignee, if applicable.

     The proceeds  received upon a full withdrawal will be the Withdrawal Value.
The  Withdrawal  Value  is  equal  to your  Contract  Value as of the end of the
Valuation  Period during which a proper  Withdrawal  Request form is received by the Company at the Administrative  Office,  less any uncollected  premium taxes.
The Company requires the signature of the Participant on any request to withdraw
Contract Value.

     A partial withdrawal may be requested for a specified  percentage or dollar amount  of  Contract  Value.  Each  partial  withdrawal  must be at  least  $100 including  systematic  withdrawals as discussed  below.  Receipt of a Withdrawal
Request form for a partial withdrawal will result in a payment by the Company of the  amount  specified  in the  partial  withdrawal  request  provided  there is sufficient Contract Value to meet the request.  Upon payment, the Contract Value will be reduced by an amount  equal to the  payment and any  applicable  premium tax. If a partial  withdrawal  is requested  after the first  Contract Year that would leave the Withdrawal  Value in the Contract less than $5,000,  the Company reserves  the  right to treat the  partial  withdrawal  as a request  for a full withdrawal.

     The  Company  will  deduct  the  amount  of a partial  withdrawal  from the
Contract  Value in the  Subaccounts  and the Fixed  Account,  according  to your instructions  to the  Company  on the  Withdrawal  Request  form.  If you do not specify  the  allocation,  the  Company  will  deduct  the  amount  of a partial withdrawal in the same proportion as the contract value is currently allocated.

     A full or partial withdrawal, including a systematic withdrawal, may result in  receipt  of  taxable  income to the  Participant  and,  if made prior to the
Participant  attaining  age 59 1/2,  may be subject to a 10%  penalty  tax.  You should carefully consider the tax consequences of a withdrawal. See "Federal Tax
Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals.  Under this feature, you may elect to receive systematic withdrawals during your lifetime and before the Annuity Start Date by sending a properly completed Request for Scheduled  Systematic  Payments form to the  Company at the  Administrative  Office.  This  option may be elected at any time.  You may designate  the  systematic  withdrawal  amount as a percentage of
Contract Value  allocated to the  Subaccounts  and/or Fixed Account,  as a fixed period, as a specified dollar amount, as all earnings in the Contract,  or based upon your life expectancy.  You also may designate the desired  frequency of the systematic withdrawals,  which may be monthly, quarterly,  semiannual or annual.
You may stop or  modify  systematic  withdrawals  upon  proper  written  request received by the Company at the Administrative Office at least 30 days in advance of the requested  date of  termination  or  modification.  A proper request must include the written consent of any effective assignee.

     Each  systematic  withdrawal  must be at least  $100.  Upon  payment,  your
Contract  Value will be reduced by an amount equal to the payment  proceeds plus any applicable premium tax. Any systematic withdrawal that equals or exceeds the
Withdrawal Value will be treated as a full withdrawal.  In no event will payment of a  systematic  withdrawal  exceed the  Withdrawal  Value.  Your  account will automatically  terminate if a systematic withdrawal causes your Withdrawal Value to equal zero.

     The Company  will effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the  systematic  withdrawal  will be allocated to your Contract  Value in the
Subaccounts  and the Fixed  Account,  as you  direct.  If you do not specify the allocation,  the  systematic  withdrawal  will be deducted in proportion to each
Subaccount's and Fixed Account's percentage of Contract Value.

     The Company may, at any time, discontinue,  modify, suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax that may be imposed on withdrawals made prior to attaining age 59 1/2. See "Federal Tax Matters."

DEATH  BENEFIT -- If you die prior to the Annuity  Start Date,  the Company will pay the death benefit  proceeds to your Designated  Beneficiary  upon receipt of due proof of your death and  instructions  regarding  payment to the  Designated
Beneficiary.

     If your surviving spouse is your sole Designated  Beneficiary,  your spouse may elect to continue your account in force, subject to certain limitations.  If your spouse so elects,  the Contract  Date of your account will not change,  and any death benefit payable after this election will be calculated  using the same
Contract Date. See "Distribution Requirements" below. If your death occurs on or after the Annuity Start Date, any death benefit will be determined  according to the terms of the Annuity Option. See "Annuity Options."

     The  death  benefit  proceeds  will be the  death  benefit  reduced  by any uncollected premium tax. If you die prior to the Annuity Start Date and you were
75 or younger on the Contract  Date, the amount of the death benefit will be the greatest of:

o    The sum of all Purchase Payments allocated to your Contract Value, less any reductions caused by previous withdrawals,

o    Your  Contract  Value  on the date due  proof  of  death  and  instructions regarding payment are received by the Company, or

o    The stepped-up death benefit.

The stepped-up death benefit is:

o    The largest death benefit on any Contract anniversary that is both an exact multiple of five and occurs prior to your attaining age 76, plus

o    Any Purchase Payments allocated to your Contract Value since the applicable
     Contract anniversary, less

o    Any withdrawals since the applicable anniversary.

     The stepped-up  death benefit does not come into effect if you die prior to the end of the fifth Contract Year.

     If you die prior to the  Annuity  Start Date and your age was 76 or greater on the Contract  Date, or if due proof of death  (regardless  of your age on the
Contract  Date) and  instructions  regarding  payment  are not  received  by the
Company  at the  Administrative  Office  within  six  months of the date of your death,  the death  benefit will be the  Contract  Value on the date due proof of death and  instructions  regarding  payment  are  received by the Company at the
Administrative Office.

     The death benefit proceeds will be paid to the Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there are  limits  under  applicable  law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION  REQUIREMENTS  -- If your surviving  spouse is the sole  Designated
Beneficiary,  your spouse may elect to continue  your account in force until the earliest of the spouse's  death or the Annuity  Start Date, or receive the death benefit proceeds.

     For any Designated  Beneficiary other than a surviving  spouse,  only those options may be chosen that provide for complete distribution of your interest in the Contract within five years of your death. If the Designated Beneficiary is a natural person,  that person  alternatively can elect to begin receiving annuity payments within one year of your death over a period not extending beyond his or her life or life expectancy.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contracts. The charge is equal to an annual rate as set forth below.

-----------------------------------------------------------
                                           MORTALITY AND
               SUBACCOUNT                 EXPENSE RISK FEE
-----------------------------------------------------------
T. Rowe Price Mid-Cap Growth............       0.45%
T. Rowe Price Equity Income.............       0.45%
Templeton International.................       0.45%
Goldman Sachs CORE(SM) Small Cap Equity.       0.45%
Goldman Sachs Capital Growth............       0.45%
-----------------------------------------------------------

This amount is  intended to  compensate  the Company for certain  mortality  and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

     The expense risk is the risk that the Company's  actual expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

     The Company may ultimately  realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including distribution expenses.

ADMINISTRATION AND DISTRIBUTION CHARGE -- The Company may deduct a maximum daily administration and distribution  charge equal to an annual rate of 0.94% of each
Subaccount's  average  daily net assets,  except the T. Rowe Price Equity Income and Templeton  International  Subaccounts  for which the maximum  annual rate is
0.59%.  The  Company  is  currently  charging  an  annual  rate of 0.91% of each
Subaccount's  average daily net assets (0.56% of the average daily net assets of the T. Rowe Price Equity Income and Templeton  International  Subaccounts).  The
purpose of this charge is to reimburse  the Company for the expenses  associated with  administration  and  distribution  of the  Contract  and  operation of the
Subaccounts.

PREMIUM TAX CHARGE -- Whether or not a premium tax is imposed  will depend upon, among other things,  the Holder's state of domicile,  the  Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular state.  Various  states and  municipalities  impose a tax on premiums on annuity contracts received by insurance companies. Such a tax is typically assessed when annuity payments are to begin, and,  accordingly,  the Company currently deducts this  charge upon the Annuity  Start  Date.  The Company  assesses a premium tax charge to reimburse itself for any premium tax that it incurs in connection with the Contract. The Company reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition  costs under the Contracts.  No such charge is currently assessed.  See "Tax Status of Security  Benefit and the  Separate  Account"  and
"Charge for Security Benefit Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the administration  and  distribution  charge for the  Contract  where the  expenses associated with the administration of the Contract are reduced.

GUARANTEE  OF CERTAIN  CHARGES  -- The  Company  guarantees  that the charge for mortality  and  expense  risks will not  exceed an annual  rate of 0.45% of each
Subaccount's  average  daily net assets and the  charge for  administration  and distribution  will not  exceed  an  annual  rate of  0.94% of each  Subaccount's average  daily  net  assets  (0.59%  for the T. Rowe  Price  Equity  Income  and
Templeton International Subaccounts).

FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Series of the Funds. Each Series' net asset value reflects the investment  advisory fee and other expenses that are deducted from the assets of the Series. These fees and expenses are not deducted from the
Subaccounts,  but are paid from the  assets of the  corresponding  Series.  As a result,  you indirectly  bear a pro rata portion of such fees and expenses.  The advisory fees and other expenses, if any, which are more fully described in each
Fund's  prospectus,  are not specified or fixed under the terms of the Contract, and may vary from year to year.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date when you complete the participation enrollment  form.  The  Annuity  Start  Date  may not be  within  30 days of the
Contract Date and may not be deferred  beyond your 90th birthday.  If you do not select an Annuity  Start Date,  the Company  will use your 90th  birthday as the
Annuity Start Date.

     On the Annuity Start Date,  your Contract  Value as of that date,  less any applicable premium taxes, will be applied to provide an annuity under one of the options  described  below.  Each  option is a fixed  annuity  for which  annuity payments will not fluctuate.

     The Contract provides for five Annuity Options.  The Company may make other
Annuity Options available upon request.  Annuity payments are based upon annuity rates that vary with the Annuity  Option  selected.  The annuity rates will vary based  on the  age  and sex of the  Annuitant,  except  that  unisex  rates  are available  where required by law. The annuity rates reflect your life expectancy based upon your age as of the Annuity Start Date and your gender,  unless unisex rates apply.  The annuity rates are based upon the 1983(a)  mortality table with mortality  improvement  using  projection scale G and are adjusted to reflect an interest rate of 3%, compounded annually. If no Annuity Option is selected,  the
Company will make payments under Option 2, a life income,  with a 10-year period certain.

     Annuity  Options 1 through 5 provide  for  payments  to be made  during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

     You  may  elect  to  receive  annuity  payments  on a  monthly,  quarterly, semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

     You may  designate  or change an Annuity  Start Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at the
Administrative Office at least 30 days prior to the Annuity Start Date. The date selected as the new  Annuity  Start Date must be at least 30 days after the date written  notice  requesting  a change of Annuity  Start Date is  received at the
Administrative Office.

     Once annuity payments have commenced under one of the Annuity Options,  the
Participant  cannot  change the Annuity  Option and cannot  surrender his or her annuity  and  receive  a  lump-sum  settlement  in lieu  thereof.  The  Contract specifies  annuity tables for Annuity Options 1 through 5, described  below. The tables contain the guaranteed minimum dollar amount of each annuity payment (per
$1,000 of Contract Value, less any premium taxes applied).

ANNUITY OPTIONS --

     OPTION 1 -- LIFE INCOME.  Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 2 -- LIFE INCOME WITH GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Participant,  annuity  payments  will be continued  during the remainder of such period to the Designated Beneficiary.

     OPTION 3 -- LIFE WITH INSTALLMENT REFUND OPTION.  Periodic annuity payments will be made during the lifetime of the  Annuitant  with the promise that, if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined by dividing the amount  applied under this Option by the amount of the first  payment,  annuity  payments  will be  continued  to the
Designated Beneficiary until that number of payments has been made.

     OPTION 4 -- JOINT AND LAST SURVIVOR. Periodic annuity payments will be made during the lifetime of either  Annuitant.  It is possible  under this Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity  payment due date,  two if both died prior to the third annuity  payment due  date,  etc.  AS IN THE CASE OF  OPTION  1,  THERE IS NO  MINIMUM  NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     OPTION 5 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the
Primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

THE FIXED ACCOUNT

     You may  allocate all or a portion of your  purchase  payments and transfer
Contract Value to the Fixed Account.  The Fixed Account is a separate account of the Company  established  under Kansas law on October 26, 1998. The Company owns the assets of the Fixed Account and maintains  them apart from the assets of its
General  Account and its other separate  accounts.  The assets held in the Fixed
Account equal to the reserves and other Contract liabilities with respect to the
Fixed  Account  may not be  charged  with  liabilities  arising  from any  other business the Company may conduct.  Income and realized and unrealized  gains and losses from assets in the Fixed Account are credited to, or charged against, the
Fixed Account  without regard to the income,  gains or losses from the Company's
General Account or its other separate accounts.

     The Fixed Account is subject to regulation  and  supervision  by the Kansas
Department  of  Insurance.  In reliance on certain  exemptive  and  exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  This  disclosure,  however,  may be subject to certain  generally applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract."

     Subject to applicable  law, the Company has sole discretion over investment of the assets of its Fixed Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed rate or rates (the  "Current  Rate")  that are paid by the  Company.  Such interest  will be paid  regardless  of the actual  investment  experience of the
Fixed Account. The Company will determine the Current Rate, if any, from time to time.

     Contract  Value  allocated or  transferred  to the Fixed  Account will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Company bears the investment  risk for Contract Value allocated to the Fixed Account and for  paying  interest  at the  Current  Rate on amounts  allocated  to the Fixed
Account.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit."

CONTRACT CHARGES -- Premium taxes will be the same for Participants who allocate purchase  payments or transfer  Contract Value to the Fixed Account as for those who allocate  purchase  payments or transfer  Contract Value to the Subaccounts.
The  charges  for  mortality  and  expense  risks  and  the  administration  and distribution  charge will not be assessed  against  the Fixed  Account,  and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment  advisory fees and operating  expenses of the Funds to the extent  Contract  Value is allocated to the Fixed Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account  are also  allowed  pursuant  to the  Dollar  Cost  Averaging  and Asset
Reallocation Options.

     The minimum  amount  that you may  transfer  from the Fixed  Account to the
Subaccounts  is $100.  Transfers of Contract  Value  pursuant to the Dollar Cost
Averaging  and Asset  Reallocation  Options  are not  currently  subject  to any minimums. The Company reserves the right at a future date to limit the number of transfers  permitted  each  Contract  Year,  to limit the size and  frequency of transfer and to discontinue transfers.

     You may also make full or partial  withdrawals to the same extent as if you had  allocated  Contract  Value  to  the  Subaccounts.  See  "Full  and  Partial
Withdrawals" and "Systematic Withdrawals."

PAYMENTS FROM THE FIXED ACCOUNT -- Full and partial  withdrawals,  and transfers from the Fixed  Account  may be  delayed  for up to six  months  after a written request on the  Withdrawal  Request  form,  or other  designated  proper form is received  by the  Company  at the  Administrative  Office.  During the period of deferral,  interest  at the  Current  Rate will  continue  to be credited to the amounts allocated to the Fixed Account.

MORE ABOUT THE CONTRACT

HOLDER -- The  Contractholder  is the IBEW Local Unions  Savings and  Retirement
Plan and Trust (the  "Trust").  The Trust holds the  Contract for the benefit of
Participants.  While living,  the Participant alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Participant  prior to the Annuity Start Date. The Designated  Beneficiary is
the first person on the following  list who is alive on the date of death of the
Participant:  the Primary Beneficiary;  the Secondary Beneficiary; or if none of the above are alive, the Participant's  estate.  The Primary  Beneficiary is the individual  named  as such in the  participation  enrollment  form or any  later change shown in the Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Participant  prior to the Annuity Start Date. The Participant may change the
Primary  Beneficiary  at any time by written  request on forms  provided  by the
Company and  received by the Company at the  Administrative  Office.  The change will not be binding on the  Company  until it is  received  and  recorded at the
Administrative  Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated.

     Reference  should  be made to the  terms  of the  Trust  Agreement  and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.

DIVIDENDS  -- The  Contract  may share in the surplus  earnings of the  Company.
However,  the current dividend scale is zero and the Company does not anticipate that dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the  Fixed  Account  on the  Valuation  Date a proper  Withdrawal
Request form is received at the Administrative Office.  However, the Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o    During  which the NYSE is closed other than  customary  weekend and holiday closings,

o    During which trading on the NYSE is restricted as determined by the SEC,

o    During which an emergency,  as determined by the SEC, exists as a result of which (i)  disposal  of  securities  held by the  Separate  Account  is not reasonably  practicable,  or  (ii)  it is  not  reasonably  practicable  to determine the value of the assets of the Separate Account, or

o    For such other periods as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you misstate your age or sex or that of an  Annuitant,  the correct  amount paid or payable by the Company under the Contract  shall be such as the  Contract  Value would have  provided  for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use in connection with a retirement plan that is not a "qualified" plan for federal tax purposes.  The ultimate effect of federal income taxes on the amounts held under the  Contract,  on  annuity  payments,  and  on  the  economic  benefits  to the
Participants  will  depend  upon the type of  retirement  plan,  for  which  the
Contract is purchased, the tax and employment status of the individuals involved and a number of other  factors.  The discussion  contained  herein is general in nature and is not intended to be an exhaustive  discussion of all questions that might  arise in  connection  with a  Contract.  It is based  upon the  Company's understanding of the present federal income tax laws as currently interpreted by the Internal  Revenue  Service  ("IRS"),  and is not intended as tax advice.  No representation  is made regarding the likelihood of  continuation of the present federal  income  tax laws or of the  current  interpretations  by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent  complexity of the tax laws and the fact that tax results will vary according to the particular  circumstances of the individual  involved, a person should  consult  with  a  qualified  tax  adviser  regarding  investment  in the
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF SECURITY BENEFIT
AND THE SEPARATE ACCOUNT --

     GENERAL.  The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

     CHARGE FOR  SECURITY  BENEFIT  TAXES.  A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the
Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments,  premiums,  or acquisition  costs under the Contracts.
The Company will review the question of a charge to the  Separate  Account,  the
Subaccounts  or the  Contracts for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses  under the Contracts is ultimately  determined to be other  than what the  Company  currently  believes  it to be, if there are changes made in the federal  income tax  treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

     Under  current  laws,  the  Company  may incur  state  and local  taxes (in addition to premium taxes) in several  states.  At present,  these taxes are not significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

     DIVERSIFICATION  STANDARDS.  Each  Series of the Funds will be  required to adhere to  regulations  adopted by the Treasury  Department  pursuant to Section
817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance  company separate  accounts funding variable  contracts.  Pursuant  to  these  regulations,  on the last day of each calendar quarter (or on any day within 30 days thereafter),  no more than 55% of the total assets of a Series may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Series,  intends  to comply  with the  diversification  requirements  of Section
817(h).

     In certain  circumstances,  owners of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contract  owner's gross income.  The IRS has stated in published  rulings that a variable  contract owner will be considered the owner of separate account assets if the contract owner possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the  investor,  rather  than the  insurance company,  to be  treated  as the  owner  of the  assets  in the  account."  This announcement  also stated that guidance would be issued by way of regulations or rulings on the "extent to which  policyholders  may direct their  investments to particular  subaccounts  without  being  treated  as  owners  of the  underlying assets." Guidance issued to date has no application to the Contract.

     The  ownership  rights under the Contract are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets.  For example,  the  Participant  has additional  flexibility  in allocating  purchase payments and Contract Values.  These  differences  could result in a Participant being  treated as the owner of a pro rata  portion of the assets of the Separate
Account.  In  addition,  the Company  does not know what  standards  will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company  therefore  reserves the right to modify the Contract, as it deems appropriate,  to attempt to prevent a Participant from being  considered  the owner of a pro rata share of the  assets of the  Separate
Account.  Moreover, in the event that regulations or rulings are adopted,  there can be no  assurance  that  the  Series  will be able to  operate  as  currently described  in the  Prospectus,  or that the Funds  will not have to  change  any
Series' investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

     SURRENDERS OR WITHDRAWALS  PRIOR TO THE ANNUITY START DATE. Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  contract  prior  to  the  annuity  start  date generally  will be treated as gross  income to the extent that the cash value of the contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  contract  less  any  distributions  received previously  under the contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

     DISTRIBUTIONS  ON OR AFTER  THE  ANNUITY  START  DATE.  For  fixed  annuity payments, the taxable portion of each payment generally is determined by using a formula known as the  "exclusion  ratio," which  establishes  the ratio that the investment  in the  contract  bears to the  total  expected  amount  of  annuity payments  for the  term of the  contract.  That  ratio is then  applied  to each payment to  determine  the  non-taxable  portion of the payment.  The  remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the contract, the balance of the annuity payments will be fully taxable.

     PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

     If the penalty tax does not apply to a surrender or  withdrawal as a result of the  application  of  item  (iii)  above,  and the  series  of  payments  are subsequently modified (other than by reason of death or disability), the tax for the first year in which the  modification  occurs will be increased by an amount
(determined  by the  regulations)  equal to the tax that would have been imposed but for  item  (iii)  above,  plus  interest  for the  deferral  period,  if the modification  takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

     DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two  distribution  rules: (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

     Generally,  for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

     GIFT OF ANNUITY CONTRACTS.  Generally, gifts of non-tax qualified contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

     CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  contract  is held by a non-natural  person (for  example,  a  corporation)  the income on that contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the contract is acquired by the estate of a decedent,  where the contract is held by certain types of  retirement  plans,  where the contract is a qualified  funding asset for structured  settlements,  where the contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural  person (such as the  Contract  held by the Trust on behalf of the
Participants) is considered held by a natural person.

     MULTIPLE  CONTRACT  RULE.  For  purposes of  determining  the amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

     In addition,  the Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

     POSSIBLE TAX CHANGES.  In recent years,  legislation has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

     TRANSFERS,  ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of your Contract Value,  the designation of an Annuitant,  payee or beneficiary, the  selection of certain  Annuity  Start Dates or the exchange of your Contract
Value may result in certain tax  consequences  that are not discussed  herein. A
Participant contemplating any such transfer,  assignment,  selection or exchange should contact a competent tax adviser with respect to the potential  effects of such a transaction.

OTHER INFORMATION

VOTING OF FUND  SHARES -- The  Company  is the legal  owner of the shares of the
Funds  held  by  the  Subaccounts.  The  Company  will  exercise  voting  rights attributable  to the shares of each Series of the Funds held in the  Subaccounts at any  regular and special  meetings of the  shareholders  of a Fund on matters requiring  shareholder voting under the 1940 Act. In accordance with its view of presently  applicable  law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest in  corresponding
Subaccounts.  However,  if the 1940 Act or any regulations  thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company  determines  that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

     The person having the voting interest under a Contract is the  Participant.
Unless  otherwise  required  by  applicable  law,  the  number  of  shares  of a particular Series as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset  value per share of the  Series as of the same date.  Fractional votes will be counted.  The number of votes as to which voting instructions  may be given will be determined as of the same date established by the Fund for  determining  shareholders  eligible  to vote at the meeting of the
Fund.  If required by the SEC, the Company  reserves the right to determine in a different  fashion the voting  rights  attributable  to the shares of the Funds.
Voting instructions may be cast in person or by proxy.

     Voting rights attributable to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all  Contracts  participating  in that  Subaccount.  The  Company  will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable  to  Participants,  if any,  in the same  proportion  as the voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount  may  purchase.  If shares  of any or all of the  Series of the Funds should no longer be  available  for  investment,  or if the  Company  management believes  further  investment in shares of any or all of the Series of the Funds should become inappropriate in view of the purposes of the Contract, the Company may  substitute  shares of another  Series of one of the Funds or of a different fund for shares  already  purchased,  or to be purchased in the future under the
Contract.  The  Company  may  also  purchase,  through  the  Subaccount,   other
securities  for other  classes  or  contracts,  or permit a  conversion  between classes of contracts on the basis of requests made by Participants.

     In  connection  with  a  substitution  of  any  shares  attributable  to  a
Participant's  interest in a  Subaccount  or the Separate  Account,  the Company
will,  to the  extent  required  under  applicable  law,  provide  notice,  seek
Participant approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

     The Company also reserves the right to establish additional  Subaccounts of the Separate Account that would invest in a new Series of one of the Funds or in shares of  another  investment  company,  a series  thereof,  or other  suitable investment  vehicle.  The  Company may  establish  new  Subaccounts  in its sole discretion,  and will determine whether to make any new Subaccount  available to existing  Participants.  The Company may also  eliminate  or combine one or more
Subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

     Subject to compliance  with applicable law, the Company may transfer assets to the General  Account.  The Company also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

     In the event of any such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without  the  consent of the Holder or  Participants,  to make any change to the provisions of the Contract to comply with, or give  Participants the benefit of, any federal or state statute, rule, or regulation,  including but not limited to requirements  for annuity  contracts  and  retirement  plans under the  Internal
Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO  PARTICIPANTS  -- The  Company  will send you  quarterly  a statement setting forth a summary of the  transactions  that occurred  during the quarter, and indicating the Contract Value as of the end of the quarter. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will also send confirmations upon purchase payments,  transfers, and full and partial withdrawals.  The Company may confirm certain transactions on a quarterly basis.
These  transactions  include  purchases under an Automatic  Investment  Program, transfers  under the  Dollar  Cost  Averaging  and Asset  Reallocation  Options,
systematic withdrawals and annuity payments.

     You will also receive annual and semiannual  reports  containing  financial statements for the Funds, which will include a list of the portfolio  securities of each Series, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation
Option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the participation  enrollment  form or the proper form has been properly  completed, signed,  and filed at the  Administrative  Office.  The Company has  established procedures to confirm that  instructions  communicated  by telephone are genuine and  will  not be  liable  for any  losses  due to  fraudulent  or  unauthorized instructions provided it complies with its procedures.  The Company's procedures require that any person  requesting a transfer by telephone  provide the account number and the  Participant's  tax  identification  number and such instructions must be received on a recorded line. The Company  reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations),  you may not be able to  request  transfers  by  telephone  and  would  have to  submit  written requests.

     By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic  instructions  for transfers  involving your Contract Value.
You agree that neither the Company,  any of its affiliates,  nor the Funds, will be liable for any loss,  damages,  cost, or expense (including  attorneys' fees)
arising out of any telephone  requests;  provided that the Company  effects such request  in  accordance  with its  procedures.  As a result  of this  policy  on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law, and the validity of the form of the Contract under Kansas law.

DISTRIBUTION OF THE CONTRACT

     Security  Distributors,  Inc.  ("SDI")  is  Principal  Underwriter  of  the
Contract.  SDI is registered as a broker/dealer with the Securities and Exchange
Commission ("SEC") under the Securities  Exchange Act of 1934 and is a member of the National Association of Securities Dealers,  Inc. ("NASD").  The offering of the Contract is continuous.

     Subject  to  arrangements  with  the  Company,  the  Contract  is  sold  by
Scarborough  Securities  Corporation,   a  member  of  the  NASD.  Scarborough's
representatives  are licensed to sell variable  annuities  for the Company.  SDI acts as principal  underwriter on behalf of the Company for the  distribution of the Contract.  SDI is not compensated under its Distribution  Agreement with the
Company.

     The compensation  payable by SDI to Scarborough under these arrangements is equal to 0.75% of Contract Value on an annualized basis.

PERFORMANCE INFORMATION

     Performance  information  for the  Subaccounts,  including  yield and total return of the Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Participants.

     Quotations of yield will be based on all investment income per Accumulation
Unit earned  during a given 30-day  period,  less  expenses  accrued  during the period  ("net  investment  income"),  and  will  be  computed  by  dividing  net investment  income by the value of an  Accumulation  Unit on the last day of the period.  Quotations of average  annual total return for any  Subaccount  will be expressed  in  terms  of the  average  annual  compounded  rate of  return  on a hypothetical  investment  in the Contract  over a period of one,  five,  and ten years (or,  if less,  up to the life of the  Subaccount),  and will  reflect the deduction of the  mortality and expense risk charge and the  administration  and distribution charge, and may simultaneously be shown for other periods.

     Although the Contracts  were not available for purchase until October 1999, the underlying  investment vehicles of the Separate Account,  the Funds, were in existence  prior to that date.  Performance  information for the Subaccounts may also  include  quotations  of total  return for periods  beginning  prior to the availability of the Contracts that incorporate the performance of the Funds.

     Performance  information  for a Subaccount may be compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Performance information for any Subaccount reflects only the performance of a hypothetical  Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

     Reports and  promotional  literature  may also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claims-paying  ability as  determined  by firms that analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries  at December 31, 2002 and 2001
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable  Annuity  Account XI at December 31, 2002, and
for each of the specified  periods ended  December 31, 2002, are included in the
Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

     The Statement of Additional  Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries  and  the  Separate  Account.  The  contents  of the  Statement  of
Additional Information are set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                     SCARBOROUGH ADVANTAGE VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2003

                GROUP FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE
                                ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional  Information is not a prospectus and should be read in  conjunction  with  the  current  Prospectus  for the  Scarborough  Advantage
Variable Annuity dated May 1, 2003, as it may be supplemented from time to time.
A copy of the Prospectus may be obtained from Security  Benefit (the  "Company")
by  calling  1-800-888-2461  or by  writing  P.O.  Box  750497,  Topeka,  Kansas
66675-0497.  The Scarborough  Advantage Variable Annuity is funded by a separate account of the Company called the Variable Annuity Account XI.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY

For a  description  of the  Scarborough  Advantage  Variable  Annuity,  a  group flexible  purchase payment deferred  variable annuity contract (the "Contract"),
Security  Benefit  Life  Insurance  Company  (the  "Company"),  and the Variable
Annuity Account XI (the "Separate Account"), see the Prospectus.  This Statement
of Additional  Information contains information that supplements the information
in  the  Prospectus.   Defined  terms  used  in  this  Statement  of  Additional
Information  have the same  meaning  as terms  defined in the  section  entitled
"Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible  for the  safekeeping of the assets of the Subaccounts.  These assets,  which consist of shares of the Series of the Funds in  non-certificated  form,  are held  separate  and apart from the assets  of the  Company's  General  Account  and its  other  separate  accounts.
Additional  protection  for such  assets is  offered  by the  Company's  blanket fidelity  bond  presently  covering all officers  and  employees  for a total of
$10,000,000 per loss.

PERFORMANCE INFORMATION

Performance  information  for the  Subaccounts,  including  the  yield and total return,  may  appear in  advertisements,  reports,  and  promotional  literature provided to current or prospective Participants.

Quotations of yield for the Subaccounts  will be based on all investment  income per Accumulation  Unit earned during a particular  30-day period,  less expenses accrued  during the period ("net  investment  income"),  and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                     YIELD    = 2[(a-b + 1)^6 - 1]
                                   ---
                                   cd

where    a =   net investment income earned during the period by the Series attributable to shares owned by the Subaccount,

         b =   expenses accrued for the period (net of any reimbursements),

         c =   the average  daily  number of  Accumulation  Units  outstanding during the period that were entitled to receive dividends, and

         d =   the maximum offering price per Accumulation Unit on the last day of the period.

Quotations of average annual total return for any  Subaccount  will be expressed in terms of the  average  annual  compounded  rate of return  of a  hypothetical investment  in the  Contract  over a period of one,  five and ten years (or,  if less, up to the life of the  Subaccount),  calculated  pursuant to the following formula:  P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T
= the average annual total return, n = the number of years, and ERV = the ending redeemable  value of a hypothetical  $1,000 payment made at the beginning of the period).  Quotations  of total  return  may  simultaneously  be shown  for other
periods  and  will  include  total  return  for  periods   beginning   prior  to
availability  of the  Contract.  Such total  return  figures  are based upon the performance  of the  respective  Series of the Funds,  adjusted  to reflect  the charges imposed under the Contract.

Average annual total return  figures  reflect the deduction of the mortality and expense risk and administration  charges. The performance figures herein for the
T. Rowe Price Mid-Cap Growth Subaccount, T. Rowe Price Equity Income Subaccount,
Templeton  International  Subaccount,  Goldman  Sachs  CORESM  Small Cap  Equity
Subaccount (CORESM is a service mark of Goldman, Sachs & Co.), and Goldman Sachs
Capital Growth  Subaccount  reflect the reimbursement of certain expenses by the
Investment  Adviser.  In the  absence  of such  reimbursement,  the  performance figures would be reduced.

-----------------------------------------------------------
AVERAGE ANNUAL RETURN
-----------------------------------------------------------
                                        1 YEAR   5 YEARS(1)
-----------------------------------------------------------
T. Rowe Price Mid-Cap Growth           (22.34)%    (0.48)%
-----------------------------------------------------------
T. Rowe Price Equity Income            (14.34)%    (1.07)%
-----------------------------------------------------------
Templeton International                (21.34)%   (14.86)%
-----------------------------------------------------------
Goldman Sachs CORESM Small Cap Equity  (16.15)%     1.37%
-----------------------------------------------------------
Goldman Sachs Capital Growth           (25.37)%   (11.90)%
-----------------------------------------------------------
1  From October 27, 1999 (date of inception) to
   December 31, 2002.

-----------------------------------------------------------

Quotations of total return for any  Subaccount  will be based on a  hypothetical investment  in an  Account  over a  certain  period  and  will  be  computed  by subtracting  the  initial  value of the  investment  from the  ending  value and dividing the remainder by the initial value of the  investment.  Such quotations of total return will reflect the deduction of all applicable charges.

Performance  information  for any Subaccount  reflects only the performance of a hypothetical  investment in the Contract under which the Participant's  Contract
Value is allocated to a Subaccount  during a particular time period on which the calculations are based. Performance information should be considered in light of the  investment  objectives  and  policies,  characteristics  and quality of the
Series of the Funds in which the Subaccount  invests,  and the market conditions during the given time period,  and should not be considered as a  representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

From  time  to  time,  the  Separate  Account  may,  in  addition  to any  other
permissible   information,   include  the  following  types  of  information  in
advertisements,  sales  literature,  reports to contractowners or other investor communications  ("advertisements"):  (1)  discussions  of  general  economic  or financial  principles  (such as the effects of  compounding  and the benefits of
dollar-cost  averaging);   (2)  discussions  about  past,  current  or  possible
economic,   market  and  political  trends  and  events;  (3)  presentations  of statistical data to supplement such  discussions;  (4) published  evaluations by nationally recognized ranking services and financial or business publications or other media including  reprints of, or selections from, such  publications;  (5)
descriptions  and updates  concerning  a  Subaccount's  strategies,  and past or anticipated portfolio investments;  (6) analysis of its investments by industry, country, credit quality and other characteristics; (7) general biography or work experience of the portfolio manager of a Subaccount, including information about awards received by the portfolio manager,  mentions of the manager in the media, or  announcements of the portfolio  manager's  appearance on television or radio programs,  or presentations at conferences or trade shows; (8) portfolio manager commentary  or  market  updates;  (9)  investment  philosophy  and the  research methodology underlying stock selection or a Subaccounts's  investment objective;
(10)  a  discussion  of  the   risk/return   continuum   relating  to  different
investments;  (11) discussions on general  principles of investing such as asset allocation, diversification and risk tolerance; (12) testimonials describing the experience of persons who have invested in a Subaccount;  (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college  education  in future  years  based on current  or recent  costs of college  and an  assumed  rate of  increase  for such  costs;  (15)  information regarding  the  relative  reliance  in  recent  years on  personal  savings  for retirement  income  versus  reliance  on Social  Security  benefits  and company sponsored retirement plans; and (16) other information of interest to investors.
Advertisements  may  include  information  about  the  Subaccount's   underlying
portfolio  in  addition  to, or in place of,  information  about the  Subaccount itself.

Advertisements  may also include a Subaccount's  performance,  goals,  risks and expenses  compared  with (a)  various  indexes so that  investors  may compare a
Subaccount's  results  with  those of a group  of  unmanaged  securities  widely regarded by investors as  representative  of the securities  markets in general;
(b) other subaccounts  tracked by the Variable Annuity Research and Data Service
("VARDS"),  Lipper Analytical Services Inc.,  Morningstar or another independent
research  firm  which  ranks   separate   accounts  or  subaccounts  by  overall
performance,  investment  objectives,  and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount;
(d) other statistics such as gross national product or gross domestic product of the United States or other  countries or regions,  net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute) to illustrate investment  attributes  to a  Subaccount  or  the  general  economic,  business, investment, or financial environment in which a Subaccount operates; (e) various financial,  economic and market  statistics  developed  by brokers,  dealers and other persons used to illustrate aspects of a Subaccount's performance;  (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g.,  S&P Industry  Surveys) in order to evaluate the  Subaccount's historic  performance  or  current  or  potential  value  with  respect  to  the particular  industry or sector;  (g) a hypothetical or model  portfolio;  or (h)
other subaccounts or variable  annuities.  The Separate Account may also discuss and  compare  in  advertising  the  relative  performance  of  various  types of investment instruments  including,  but not limited to, certificates of deposit, ordinary  interest  savings  accounts,  other  forms of fixed or  variable  time deposits,  qualified retirement plans, stocks,  Treasury securities,  and bonds, over various time periods and covering various holding periods. Such comparisons may  compare  these  investment  categories  to each  other or to changes in the
Consumer  Price Index.  In  addition,  the  Separate  Account may quote  various measures of  volatility  and  benchmark  correlation  in  advertising  and other materials and may compare these measures to those of indexes,  other subaccounts or types of investments.

The Separate  Account's  advertisements  may also include rankings or ratings of
the  Company  and  of  the  investor   services   provided  by  the  Company  to
contractowners  other than performance  rankings of a Subaccount  itself.  Those
ratings  or  rankings  of  investor   services  by  third  parties  may  include
comparisons  of their  services  to those  provided  by other  variable  annuity providers selected by the rating or ranking services. They may be based upon the opinions  of the  rating  or  ranking  service  itself,  using its  research  or judgment, or based upon surveys of investors, brokers, contractowners or others.

The Separate Account,  in its  advertisements,  may refer to pending legislation from time to time and the  possible  impact of such  legislation  on  investors, investment  strategy and related  matters.  This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

From time to time,  advertisements  may include  general  information  about the services and  products  offered by the Security  Funds,  Security  Distributors,
Inc., and Security  Benefit Life  Insurance  Company and its  subsidiaries.  For example,  such  advertisements may include  statistical  information about those entities  including,  but not  limited  to, the  number of  current  shareholder accounts,  the  amount  of  assets  under  management,  sales  information,  the distribution  channels  through  which the  entities'  products  are  available, marketing  efforts  and  statements  about  this  information  by the  entities'
officers,  directors and employees.  Advertisements may also include performance information for such products.

All performance  information that the Separate Account  advertises is historical in nature and is not  intended to represent or  guarantee  future  results.  The value  of  accumulation  units  when  redeemed  may be more or less  than  their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration.  A Subaccount's returns and unit price are not  guaranteed  or insured by the FDIC or any other  agency and will  fluctuate daily,  while  bank  depository  obligations  may be insured by the FDIC and may provide fixed rates of return.

In  connection  with a ranking,  the  Separate  Account may  provide  additional information,  such as the particular category to which it is related, the number of  subaccounts  in the category,  the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense  reimbursements.  In assessing  comparisons  of  performance,  you  should  keep  in  mind  that  the composition  of the  investments  in the  reported  indexes and  averages is not identical to a  Subaccount's  portfolio,  the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate  Account to calculate its figures.
For  example,  unmanaged  indexes  may  assume  reinvestment  of  dividends  but generally do not reflect  deductions for administrative and management costs. In addition,  there  can  be no  assurance  that a  Subaccount  will  continue  its performance as compared to these other  averages.  When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment  in a  Subaccount  may be subject to  greater  market  risks than are certain other types of investments.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial  statements of Variable
Annuity  Account XI at December 31, 2002, and for each of the specified  periods ended December 31, 2002,  included in this  Statement of Additional  Information have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports thereon appearing  elsewhere herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and  Subsidiaries  as of  December  31,  2002 and 2001 and for each of the three years in the period ended  December 31, 2002,  and the  financial  statements of
Variable  Annuity Account XI at December 31, 2002, and for each of the specified periods ended December 31, 2002, are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company
and   Subsidiaries,   which  are  included  in  this   Statement  of  Additional
Information,  should be  considered  only as bearing on the  ability of Security
Benefit  to  meet  its  obligations  under  the  Contract.  They  should  not be considered as bearing on the  investment  performance  of the assets held in the
Separate Account.

--------------------------------------------------------------------------------
                           Variable Annuity Account XI

                              Financial Statements

                          Year Ended December 31, 2002

                                    CONTENTS

                                                                        PAGE

Report of Independent Auditors........................................     7

Audited Financial Statements

                         Report of Independent Auditors

The Contract Owners of Variable Annuity Account XI and
The Board of Directors of Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of Variable Annuity Account XI, a separate account of
Security   Benefit  Life   Insurance   Company   comprised   of  the   Templeton
International,  T. Rowe  Price  Equity  Income,  T. Rowe Price  Mid-Cap  Growth,
Goldman  Sachs  CORE  Small  Cap  Equity,   and  Goldman  Sachs  Capital  Growth
Subaccounts,  as of December 31, 2002, and the related  statements of operations for the year then  ended and  changes in net assets for each of the two years in the period then ended. These financial  statements are the responsibility of the management of Security Benefit Life Insurance Company.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting  the  amounts  and  disclosures  in  the  financial  statements.  Our procedures  included  confirmation of investments owned as of December 31, 2002, by correspondence  with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all  material  respects,  the  financial  position  of  each  of the  respective subaccounts of Variable Annuity Account XI at December 31, 2002, and the results of  their  operations  and the  changes  in their  net  assets  for the  periods described above, in conformity with accounting  principles generally accepted in the United States.

                                                        /s/ Ernst & Young LLP

Kansas City, Missouri
January 31, 2003

                          Variable Annuity Account XI

                      Statements of Assets and Liabilities

                                December 31, 2002

                   (DOLLARS IN THOUSANDS - EXCEPT UNIT VALUES)

                                                                 GOLDMAN
                                      T. ROWE      T. ROWE        SACHS        GOLDMAN
                                       PRICE        PRICE          CORE         SACHS
                       TEMPLETON      EQUITY       MID-CAP       SMALL CAP     CAPITAL
                     INTERNATIONAL    INCOME       GROWTH         EQUITY       GROWTH
                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                     --------------------------------------------------------------------
Assets:
   Mutual funds,
    at value.....     $ 116         $  895       $  905         $  294         $ 673
                     -------------------------------------------------------------------
Total assets.....       116             895          905            294           673
                     -------------------------------------------------------------------
Net assets.......     $ 116         $  895       $  905         $  294         $ 673
                     ===================================================================

Units
 outstanding.....    19,382         52,701       63,923         32,740        83,873

Unit value.......     $6.01         $16.97       $14.15          $8.98         $8.03

Mutual funds,
 at cost.........     $ 223         $1,108       $1,131         $  342        $1,135
Mutual fund
 shares..........    18,800         67,938       62,929         32,001        86,666

SEE ACCOMPANYING NOTES.

                           Variable Annuity Account XI

                            Statements of Operations

                          Year Ended December 31, 2002

                                 (IN THOUSANDS)

                                                                 GOLDMAN
                                      T. ROWE      T. ROWE        SACHS        GOLDMAN
                                       PRICE        PRICE          CORE         SACHS
                       TEMPLETON      EQUITY       MID-CAP       SMALL CAP     CAPITAL
                     INTERNATIONAL    INCOME       GROWTH         EQUITY       GROWTH
                       SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                     ---------------------------------------------------------------------
Net investment
 income (loss):
   Dividend
    distributions....   $ ---        $  28        $  ---         $   1        $     1
   Expenses:
     Mortality and
      expense risk
      fee............     ---           (5)           (5)           (2)            (4)
     Administration
      and
      distribution
      charges........      (1)          (7)          (10)           (3)            (7)
                       ---------------------------------------------------------------------
Net investment
 income (loss).......      (1)          16           (15)           (4)           (10)

Net realized and
 unrealized gain
 (loss) on
 investments:
   Capital gains
    distributions....     ---           28           ---           ---            ---
   Realized loss
    on sales of
    fund shares......     (36)         (73)          (45)           (5)          (130)
   Change in
    unrealized
    appreciation/
    depreciation
    on investments
    during the
    year.............       2         (176)         (240)          (52)          (115)
                       ---------------------------------------------------------------------
Net realized and
 unrealized
 gain (loss) on
 investments.........     (34)        (221)         (285)          (57)          (245)
                       ---------------------------------------------------------------------
Net increase
 (decrease) in net
 assets resulting
 from operations.....    $(35)       $(205)        $(300)         $(61)         $(255)
                       =====================================================================

SEE ACCOMPANYING NOTES

                           Variable Annuity Account XI

                       Statements of Changes in Net Assets

                     Years Ended December 31, 2002 and 2001

                                 (IN THOUSANDS)

                               TEMPLETON           T. ROWE PRICE          T. ROWE PRICE
                             INTERNATIONAL         EQUITY INCOME         MID-CAP GROWTH
                              SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                           2002        2001       2002       2001        2002       2001
                        -----------------------------------------------------------------
Increase
 (decrease) in net
 assets:
   From
    operations:
     Net investment
      income (loss).... $    (1)   $    (3)    $    16  $       6   $    (15)   $    (19)
     Capital gains
      distributions....     ---        ---          28         96        ---         ---
     Realized gain
      (loss) on sales
      of fund shares...     (36)       (31)        (73)        (3)       (45)        (19)
     Change in
      unrealized
      appreciation/
      depreciation
      on investments
      during the
      year.............       2        (45)       (176)       (93)      (240)        (15)
                        -----------------------------------------------------------------
   Net increase
   (decrease) in
   net assets from
   operations..........     (35)       (79)       (205)         6       (300)        (53)

   From contractholder
    transactions:
     Variable
      annuity
      deposits.........       6         14          48         70         36          40
     Terminations
      and
      withdrawals......      (7)       (13)        (52)       (74)       (41)        (48)
     Transfers
      between
      subaccounts,
      net..............     (47)       (42)       (105)       122        (87)       (451)
                        ------------------------------------------------------------------
   Net increase
    (decrease) in net
    assets from
    contractholder
    transactions.......     (48)       (41)       (109)       118        (92)       (459)
                        ------------------------------------------------------------------
Net increase
 (decrease) in net
 assets................     (83)      (120)       (314)       124       (392)       (512)
Net assets at
 beginning of year.....     199        319       1,209      1,085      1,297       1,809
                         -----------------------------------------------------------------
Net assets at end
 of year...............   $ 116      $ 199      $  895     $1,209     $  905      $1,297
                         =================================================================

                                       GOLDMAN SACHS          GOLDMAN SACHS
                                      CORE SMALL CAP          CAPITAL GROWTH
                                     EQUITY SUBACCOUNT          SUBACCOUNT

                                     2002        2001        2002       2001
                                 ----------------------------------------------
Increase (decrease)
 in net assets:
   From operations:
     Net investment
      income (loss)............     $   (4)    $   (4)   $    (10)  $    (16)
     Capital gains
      distributions............        ---        ---         ---          4
     Realized gain (loss)
      on sales of fund shares..         (5)        (2)       (130)       (75)
     Change in unrealized
      appreciation/
      depreciation on
      investments during
      the year.................        (52)        16        (115)      (144)
                                 ----------------------------------------------
   Net increase (decrease)
    in net assets from
    operations.................        (61)        10        (255)      (231)

   From contractholder
    transactions:

     Variable annuity
      deposits.................         14         10          52         46
     Terminations and
      withdrawals..............         (8)       (13)        (39)       (57)
     Transfers between
      subaccounts, net.........         44        (34)       (201)      (184)
                                 ----------------------------------------------
   Net increase (decrease)
    in net assets
    from contractholder
    transactions...............         50        (37)       (188)      (195)
                                 ----------------------------------------------
Net increase (decrease)
 in net assets.................        (11)       (27)       (443)      (426)
Net assets at beginning
 of year.......................        305        332       1,116      1,542
                                 ----------------------------------------------
Net assets at end of year......       $294       $305      $  673     $1,116
                                 ==============================================

SEE ACCOMPANYING NOTES.

                           Variable Annuity Account XI

                          Notes to Financial Statements

                                December 31, 2002

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

        ORGANIZATION -- Variable  Annuity Account XI (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is
        registered  as an  open-end  management  investment  company  under  the
        Investment  Company Act of 1940,  as amended.  Deposits  received by the
        Account are invested in the SBL Fund, T. Rowe Price Equity Series, Inc., or Goldman Sachs Variable  Insurance  Trust,  mutual funds not otherwise available  to the public.  As  directed  by the  owners,  amounts may be invested in a designated portfolio of these funds as follows:

        SUBACCOUNT                                               MUTUAL FUND

        ---------------------------------------------------------------------------

                                         SBL Fund:
        Templeton International.........   Series I (International Series)
        T. Rowe Price Equity
         Income.........................   Series O (Equity Income Series)

                                         T.  Rowe  Price Equity Series:
        T. Rowe Price Mid-Cap
         Growth.........................   T. Rowe Price Mid-Cap Growth Portfolio

                                         Goldman Sachs Variable Insurance Trust:
        Goldman Sachs CORE Small
         Cap Equity.....................   Goldman Sachs CORE Small Cap Equity Fund
        Goldman Sachs Capital
         Growth.........................   Goldman Sachs Capital Growth Fund

        Under  applicable  insurance  law,  the  assets and  liabilities  of the
        Account are clearly identified and distinguished from SBL's other assets and liabilities.  The portion of the Account's assets  applicable to the variable annuity  contracts is not chargeable with  liabilities  arising out of any other business SBL may conduct.

        Under  the  terms  of  the  investment  advisory  contracts,  investment portfolios of the SBL Fund are managed by Security  Management  Company,
        LLC (SMC), a limited  liability company  controlled by its members,  SBL and Security Benefit Group, Inc., a wholly-owned  subsidiary of SBL. SMC has  engaged  T. Rowe Price  Associates,  Inc.  to  provide  subadvisory services  for the Equity  Income  Series and Deutsche  Asset  Management
        through  September 3, 2002 and  Templeton  subsequent to that to provide subadvisory services for the International Series. Investment portfolios of the T.  Rowe  Price  Mid-Cap  Growth  Portfolio  are  managed  by its investment advisor, T. Rowe Price Associates, Inc. Investment portfolios in the CORE Small Cap Equity Fund and Capital Growth Fund are managed by their investment advisor, Goldman Sachs Asset Management.

        INVESTMENT VALUATION -- Investments in mutual fund shares are carried in the  statements  of assets and  liabilities  at market  value (net asset value  of the  underlying  mutual  fund).  Investment  transactions  are accounted for on the trade date.  Realized  gains and losses on sales of investments  are  determined  based on the average  cost of  investments sold.

        The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2002, was as follows:

                                                           COST OF         PROCEEDS
SUBACCOUNT                                                PURCHASES       FROM SALES

----------------------------------------------------------------------------------------
                                                                (IN THOUSANDS)

Templeton International..............................        $   6           $  55
T. Rowe Price Equity Income..........................          385             450
T. Rowe Price Mid-Cap Growth.........................           98             205
Goldman Sachs CORE Small Cap Equity..................           78              32
Goldman Sachs Capital Growth.........................           54             252

        ANNUITY  RESERVES -- As of December 31, 2002,  annuity reserves have not been  established  because there are no contracts  that have matured and are in the payout stage. Such reserves would be computed on the basis of published  mortality  tables  using  assumed  interest  rates that would provide  reserves as prescribed by law. In cases where the payout option selected is life contingent,  SBL periodically recalculates the required annuity  reserves,  and any resulting  adjustment  is either  charged or credited to SBL and not to the Account.

        REINVESTMENT  OF DIVIDENDS -- Dividend and capital  gains  distributions paid by the mutual  fund to the  Account are  reinvested  in  additional shares of each  respective  fund.  Dividend  income  and  capital  gains distributions are recorded as income on the ex-dividend date.

        FEDERAL  INCOME TAXES -- The  operations  of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal  Revenue Code (IRC).  Under the current  provisions of the IRC, SBL does not expect to incur federal income  taxes on the  earnings of the Account to the extent the earnings are credited  under  contracts.  Based on this,  no charge is being made currently  to the  Account  for federal  income  taxes.  SBL will review periodically  the  status of this  policy in the event of changes in the tax law. A change  may be made in future  years for any  federal  income taxes that would be attributable to the contracts.

        USE  OF  ESTIMATES  --  The  preparation  of  financial   statements  in
        conformity with accounting  principles  generally accepted in the United
        States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
        Actual results could differ from those estimates.

2.      VARIABLE ANNUITY CONTRACT CHARGES

        SBL may deduct a maximum daily  administration  and distribution  charge equal to an annual rate of 0.94% of each subaccount's  average daily net assets,  except  with  respect  to the T. Rowe Price  Equity  Income and
        Templeton International  subaccounts,  for which the maximum annual rate is 0.59%.  SBL is  currently  charging  an annual  rate of 0.91% of each subaccount's  average daily net assets,  except the T. Rowe Price Equity
        Income and Templeton International subaccounts,  which are being charged an annual  rate of 0.56%.  In  addition,  mortality  and  expense  risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.45% of the average daily net assets of each subaccount.

        When  applicable,  an amount  for state  premium  taxes is  deducted  as provided by pertinent  state law either from  purchase  payments or from the amount  applied to effect an  annuity at the time  annuity  payments commence.

3.      SUMMARY OF UNIT TRANSACTIONS

        The changes in units  outstanding  for the years ended December 31, 2002 and 2001 were as follows:

                                                                   2002
                                                   -------------------------------------
                                                                              NET
                                                     UNITS      UNITS       INCREASE
                       SUBACCOUNT                   ISSUED    REDEEMED     (DECREASE)
        --------------------------------------------------------------------------------
                                                              (IN THOUSANDS)

        Templeton International..................       1         (8)          (7)
        T. Rowe Price Equity Income..............      32        (40)          (8)
        T. Rowe Price Mid-Cap Growth.............       8        (15)          (7)
        Goldman Sachs CORE Small Cap Equity......       8         (4)           4
        Goldman Sachs Capital Growth.............      10        (30)         (20)

                                                                   2001
                                                    ------------------------------------
                                                                              NET
                                                     UNITS      UNITS       INCREASE
                      SUBACCOUNT                     ISSUED    REDEEMED    (DECREASE)
        -----------------------------------------   ------------------------------------
                                                                 (IN THOUSANDS)

        Templeton International..................        3         (8)          (5)
        T. Rowe Price Equity Income..............       13         (7)           6
        T. Rowe Price Mid-Cap Growth.............        7        (33)         (26)
        Goldman Sachs CORE Small Cap Equity......        3         (7)          (4)
        Goldman Sachs Capital Growth.............        9        (26)         (17)

4.      UNIT VALUES

        A summary of units outstanding, unit values, net assets, expense ratios, investment  income  ratios,  and total return ratios for the period from
        October 27, 1999 (inception date) to December 31, 2002 follows:

SUBACCOUNT                       2002             2001            2000             1999
-----------------------------------------------------------------------------------------

TEMPLETON INTERNATIONAL
   Units...............          19,382           25,997          31,251            7,337
   Unit value..........           $6.01            $7.64          $10.22           $12.97
   Net assets (000s)...           $ 116            $ 199           $ 319             $ 95
   Ratio of expenses
    to net assets*.....           1.01%            1.01%           1.01%            1.01%
   Investment income
    ratio**............            ---%             ---%            ---%             ---%
   Total return***.....        (21.34)%         (25.24)%        (21.20)%           29.70%

T. ROWE PRICE EQUITY
 INCOME
   Units...............          52,701           61,052          54,961           36,063
   Unit value..........          $16.97           $19.81          $19.74           $17.67
   Net assets (000s)...           $ 895           $1,209          $1,085            $ 637
   Ratio of expenses
    to net assets*.....           1.01%            1.01%           1.01%            1.01%
   Investment income
    ratio**............           2.66%            1.64%           0.23%            3.14%
   Total return***.....        (14.34)%            0.35%          11.71%           76.70%

T. ROWE PRICE MID-CAP
 GROWTH
   Units...............          63,923           71,196          97,053           28,783
   Unit value..........          $14.15           $18.22          $18.64           $17.59
   Net assets (000s)...           $ 905           $1,297          $1,809            $ 507
   Ratio of expenses
    to net assets*.....           1.36%            1.36%           1.36%            1.36%
   Investment income
    ratio**............            ---%             ---%            ---%             ---%
   Total return***.....        (22.34)%          (2.25)%           5.97%           75.90%

GOLDMAN SACHS CORE
 SMALL CAP EQUITY
   Units...............          32,740           28,445          31,952           12,256
   Unit value..........           $8.98           $10.71          $10.38            $7.39
   Net assets (000s)...           $ 294            $ 305           $ 332             $ 91
   Ratio of expenses
    to net assets*.....           1.36%            1.36%           1.36%            1.36%
   Investment income
    ratio**............           0.29%            0.25%           0.45%             ---%
Total return***........        (16.15)%            3.18%          40.46%         (26.10)%

GOLDMAN SACHS CAPITAL
 GROWTH
   Units...............          83,873          103,696         120,772           70,591
   Unit value..........           $8.03           $10.76          $12.77           $18.93
   Net assets (000s)...           $ 673           $1,116          $1,542           $1,336
   Ratio of expenses
    to net assets*.....           1.36%            1.36%           1.36%            1.36%
   Investment income
    ratio**............           0.16%            0.14%           0.13%            0.30%
   Total return***.....        (25.37)%         (15.74)%        (32.54)%           89.30%

           *These  ratios  represent  the  annualized  contract  expenses of the
          Account,  consisting  primarily of mortality and expense charges,  for each period  indicated.  The ratios  include only those  expenses that result in a direct reduction to unit values.  Charges made directly to contract owner  accounts  through the redemption of units and expenses of the underlying fund are excluded.

          **These amounts  represent the dividends,  excluding  distributions of capital gains,  received by the subaccount from the underlying  mutual fund, net of management fees assessed by the fund manager,  divided by the average net assets.  These ratios exclude those expenses,  such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected  by  the  timing  of  the  declaration  of  dividends  by the underlying fund in which the subaccounts invest.

        ***These amounts  represent the total return for the periods  indicated, including  changes in the value of the  underlying  fund,  and reflect deductions  for all items  included  in the expense  ratio.  The total return does not include any expenses  assessed  through the redemption of units;  inclusion of these expenses in the calculation would result in a reduction in the total return presented. The 1999 total return is calculated  for the period from the inception  date through the end of the reporting period and has not been annualized.

                                     PART C
                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              a.   Financial Statements

                   The financial  statements for the Variable Annuity Account XI at  December  31,  2002 and for each of the two  years in the period ended December 31, 2002 are included in Part B of this
                   Registration Statement.

                   The  consolidated  financial  statements of Security  Benefit
                   Life Insurance  Company and Subsidiaries at December 31, 2002
                   and 2001, and for each of the three years in the period ended
                   December 31, 2002 are incorporated herein by reference to the financial statements filed with the Variflex Separate Account
                   Post-Effective  Amendment No. 27 under the  Securities Act of
                   1933 and Amendment No. 26 under the Investment Company Act of
                   1940 to  Registration  Statement No. 2-89328 (filed April 30,
                   2003).

              b.   Exhibits

                     (1)   Resolution  of the  Board of  Directors  of  Security
                           Benefit   Life    Insurance    Company    authorizing
                           establishment of the Separate Account(a)

                     (2)   Not Applicable

                     (3)   (a) Facilities Agreement(g)
                           (b) Form of Master Agreement(d)
                           (c) Distribution Agreement(c)

                     (4)   Group  Unallocated  Policy Form (GV6059  (1-99))(a)

                     (5)   Application (GV7624 (6-99))(d)

                     (6)   (a) Composite of Articles of Incorporation of SBL(b)
                           (b) Bylaws of SBL(b)

                     (7)   Not Applicable

                     (8)   Not Applicable

                     (9)   Opinion of Counsel(f)

                    (10)   Consent of Independent Auditors

                    (11)   Not Applicable

                    (12)   Not Applicable

                    (13)   Schedules of Computation of Performance

                    (14)   Powers  of  Attorney  of Howard  R.  Fricke,  Kris A.
                           Robbins, Sister Loretto Marie Colwell, John C. Dicus,
                           Steven J. Douglass,  William W. Hanna, John E. Hayes,
                           Jr., Duane Fager, and Robert C. Wheeler(e)

(a)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's initial Registration  Statement No. 333-84159 (filed July 30,
      1999).

(b)   Incorporated  herein by reference to the Exhibits  filed with the Variflex
      Separate  Account's  Post-Effective  Amendment No. 20 under the Securities
      Act of 1933 and Amendment No. 19 under the Investment  Company Act of 1940 to Registration Statement No. 2-89328 (Filed August 17, 1998).

(c)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's  Pre-Effective  Amendment No. 1 under the  Securities  Act of
      1933 and  Amendment  No. 1 under  the  Investment  Company  Act of 1940 to
      Registration Statement No. 333-84159 (filed October 26, 1999).

(d)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's  Post-Effective  Amendment No. 1 under the  Securities Act of
      1933 and  Amendment  No. 2 under  the  Investment  Company  Act of 1940 to
      Registration Statement No. 333-84159 (filed May 1, 2000).

(e)   Incorporated  herein by reference to the Exhibits  filed with SBL Variable
      Annuity Account XIV's Post-Effective  Amendment No. 1 under the Securities
      Act of 1933 and Amendment No. 6 under the  Investment  Company Act of 1940 to Registration Statement No. 333-52114 (filed March 1, 2002).

(f)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's  Post-Effective  Amendment No. 2 under the  Securities Act of
      1933 and  Amendment  No. 3 under  the  Investment  Company  Act of 1940 to
      Registration Statement No. 333-84159 (filed May 1, 2001).

(g)   Incorporated  herein by reference to the Exhibits  filed with the Variflex
      Separate Account Post-Effective  Amendment No. 27 under the Securities Act of 1933 and Amendment No. 26 under the  Investment  Company Act of 1940 to
      Registration Statement No. 2-89328 (filed April 30, 2003).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

              NAME AND PRINCIPAL
              BUSINESS ADDRESS                      POSITIONS AND OFFICES WITH DEPOSITOR

              Howard R. Fricke*                     Chairman of the Board and Director

              Kris A. Robbins*                      President, Chief Executive Officer
                                                    and Director

              Sister Loretto Marie Colwell          Director
              1700 SW 7th Street
              Topeka, Kansas 66606

              John C. Dicus                         Director
              700 Kansas Avenue
              Topeka, Kansas 66603

              Steven J. Douglass                    Director
              3231 East 6th Street
              Topeka, Kansas 66607

              William W. Hanna                      Director
              100 N. Broadway
              KS1-100-02-68
              Wichita, Kansas 67202

              John E. Hayes, Jr.                    Director
              200 Gulf Blvd.
              Belleair Shore, Florida 33786

              Pat A. Loconto                        Director
              c/o Mary Abdo
              400 West 15th Street, Suite 1700
              Austin, TX 78701

              Duane L. Fager                        Director
              3035 S. Topeka Blvd.
              Topeka, Kansas 66611

              Robert C. Wheeler                     Director
              400 SW 8th Street
              Topeka, Kansas 66603

              Donald J. Schepker*                   Senior Vice President, Chief
                                                    Financial Officer and Treasurer

              J. Michael Keefer*                    Senior Vice President, General
                                                    Counsel and Secretary

              Malcolm E. Robinson*                  Senior Vice President

              Terry A. Milberger*                   Senior Vice President

              Venette K. Davis*                     Senior Vice President

              J. Craig Anderson*                    Senior Vice President

              James R. Schmank*                     Senior Vice President

              David J. Keith*                       Senior Vice President, IT and
                                                    Customer Management

              Kalman Bakk, Jr.*                     Senior Vice President and Chief
                                                    Marketing Officer

              Amy J. Lee*                           Associate General Counsel, Vice
                                                    President and Assistant Secretary

              Thomas A. Swank*                      Senior Vice President and Chief
                                                    Risk Officer

              *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
              OR REGISTRANT

              The Depositor,  Security Benefit Life Insurance  Company ("SBL" or
              "the  Company"),  is owned by Security  Benefit Corp.  through the ownership  of 700,000  of SBL's  700,010  issued  and  outstanding shares of common stock.  One share of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance  with the  requirements of Kansas law.  Security Benefit Corp. is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"),  which in turn is  controlled  by SBL  policyholders.  As of December 31,
              2002 no one person  holds more than  approximately  0.0003% of the voting  power of  SBMHC.  The  Registrant  is a  segregated  asset account of SBL.

              The following chart  indicates the persons  controlled by or under common control with Variable Annuity Account XI or SBL:

                                                                              PERCENT
                                                                               VOTING
                                                                             SECURITIES
                                                                           OWNED BY SBMHC
                                                       JURISDICTION OF      (DIRECTLY OR
                            NAME                        INCORPORATION        INDIRECTLY)

              Security Benefit Mutual Holding Company        Kansas               ---
              (Holding Company)

              Security Benefit Corp.                         Kansas               100%
              (Holding Company)

              Security Benefit Life Insurance Company        Kansas               100%
              (Stock Life Insurance Company)

              Security Benefit Group, Inc.                   Kansas               100%
              (Holding Company)

              Security Management Company, LLC               Kansas               100%
              (Investment Adviser)

              Security Distributors, Inc.                    Kansas               100%
              (Broker/Dealer, Principal
              Underwriter of Mutual Funds)

              First Advantage Insurance Agency, Inc.         Kansas               100%
              (Insurance Agency)

              Security Benefit Academy, Inc.                 Kansas               100%
              (Daycare Company)

              Security Financial Resources, Inc.             Kansas               100%
              (Financial Services)

              First Security Benefit Life Insurance          New York             100%
              and Annuity Company of New York
              (Stock Life Insurance Company)

              Security Financial Resources Collective        Delaware             100%
              Investments, LLC
              (Private Fund)

              SBL is also the depositor of the following separate accounts:  SBL
              Variable  Annuity Accounts I, III, IV, SBL Variable Life Insurance
              Account Varilife, Security Varilife Separate Account, SBL Variable
              Annuity  Account  VIII  (Variflex  Extra  Credit,  Variflex LS and
              Variflex  Signature),  Variflex  Separate  Account,  SBL  Variable
              Annuity Account XIV (SecureDesigns),  SBL Variable Annuity Account
              XIV  (AdvisorDesigns).  SBL  Variable  Annuity  Account  XIV  (NEA
              Valuebuilder), SBL Variable Annuity Account XIV (Advance Designs),
              SBL Variable Annuity Account XIV (Security Benefit  Advisor),  SBL
              Variable  Annuity  Account XIV (AEA  Valuebuilder),  T. Rowe Price
              Variable  Annuity Account and Parkstone  Variable Annuity Separate
              Account.

              Through  the  above-referenced  separate  accounts,  SBL  might be deemed to control the  open-end  management  investment  companies listed below. As of December 18, 2001 the  approximate  percentage of  ownership  by the  separate  accounts  for each  company is as follows:

                     SBL Fund..........................        100.0%
                     Security Large Cap Value Fund.....        31.64%

ITEM 27.      NUMBER OF CONTRACTOWNERS

              As of February  1, 2003,  there was one  contract  owner and 2,861
              participants   under  the  Non-Qualified   Contract  issued  under
              Variable Annuity Account XI.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company  shall,  to the extent  authorized  by the laws of the
              State of Kansas,  indemnify  officers  and  directors  for certain
              liabilities   threatened  or  incurred  in  connection  with  such
              person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its  stockholders  for monetary damages for breach of his or her  fiduciary  duty as a director,  PROVIDED that  nothing  contained in this  Article  shall  eliminate or limit the  liability  of a director  (a) for any breach of the
                  director's   duty  of  loyalty  to  the   Corporation  or  its
                  stockholders,  (b) for acts or omissions  not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto,  or (d) for any  transaction  from which the director
                  derived  an  improper   personal   benefit.   If  the  General
                  Corporation  Code of the State of Kansas is amended  after the
                  filing  of  these  Articles  of   Incorporation  to  authorize
                  corporate action further  eliminating or limiting the personal liability of  directors,  then the  liability of a director of the Corporation  shall be eliminated or limited to the fullest extent permitted by the General  Corporation Code of the State of Kansas, as so amended.

                           (b)  Any  repeal  or  modification  of the  foregoing
                  paragraph by the  stockholders  of the  Corporation  shall not adversely  affect any right or protection of a director of the
                  Corporation   existing   at  the  time  of  such   repeal   or
                  modification.

              Insofar  as  indemnification  for a  liability  arising  under the
              Securities Act of 1933 may be permitted to directors, officers and controlling  persons of the  Registrant  pursuant to the foregoing provisions,  or otherwise,  the Depositor has been advised that in the  opinion  of  the  Securities  and  Exchange  Commission  such indemnification  is against  public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for indemnification  against such liabilities  (other than the payment by the  Depositor  of  expenses  incurred  or paid by a  director, officer or  controlling  person of the Depositor in the successful defense of any  action,  suit or  proceeding)  is asserted by such director,  officer or  controlling  person in connection  with the
              Securities  being  registered,  the Depositor will,  unless in the
              opinion  of  its  counsel  the  matter  has  been   settled  by  a
              controlling   precedent,   submit   to  a  court  of   appropriate
              jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

              (a)   Security  Distributors,  Inc. ("SDI"),  a subsidiary of SBL, acts as  distributor  of the Contract  issued under Variable
                    Annuity  Account XI. SDI  receives no  compensation  for its distribution  function.  SDI performs similar  functions for
                    SBL  Variable  Annuity  Accounts  I,  III,  IV and XIV,  SBL
                    Variable Life Insurance Account Varilife,  Security Varilife
                    Separate  Account,  SBL Variable  Annuity  Account VIII, and
                    Parkstone  Variable Annuity Separate Account.  SDI also acts
                    as  principal   underwriter  for  the  following  management
                    investment  companies for which Security Management Company,
                    LLC,  an  affiliate  of  SBL,  acts as  investment  adviser:
                    Security Equity Fund,  Security Income Fund,  Security Large
                    Cap Value  Fund,  Security  Municipal  Bond Fund,  SBL Fund,
                    Security  Mid  Cap  Growth  Fund  and   Security   Financial
                    Resources Collective Investments, LLC.

              (b)   NAME AND PRINCIPAL            POSITION AND OFFICES
                    WITH UNDERWRITER              BUSINESS  ADDRESS*

                    Gregory J. Garvin             President and Director
                    James R. Schmank              Director
                    Amy J. Lee                    Secretary
                    Brenda M. Harwood             Vice President and Director
                    Tammy Brownfield              Treasurer
                    Frank Memmo                   Director
                    Richard J. Wells              Director

                    *One Security Benefit Place, Topeka, Kansas 66636-0001

              (c)   SDI receives no  compensation or support fees related to its sales governed by its distribution agreement with SBL.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All  accounts  and records  required to be  maintained  by Section
              31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka,
              Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a)   Registrant  undertakes  that it will  file a  post-effective amendment to this  Registration  Statement as  frequently as necessary to ensure that the audited financial statements in the Registration  Statement are never more than sixteen (16)
                    months  old for so  long  as  payments  under  the  Variable
                    Annuity contracts may be accepted.

              (b)   Registrant  undertakes  that it will  include as part of the
                    Variable  Annuity  contract  application  a  space  that  an applicant  can check to request a  Statement  of  Additional
                    Information.

              (c)   Registrant undertakes to deliver any Statement of Additional
                    Information and any financial statements required to be made available  under  this Form  promptly  upon  written or oral request to SBL at the address or phone number  listed in the prospectus.

              (d)   Subject to the terms and  conditions of Section 15(d) of the
                    Securities  Exchange  Act of  1934,  the  Registrant  hereby
                    undertakes  to  file  with  the   Securities   and  Exchange
                    Commission  such  supplementary  and  periodic  information, documents,  and reports as may be  prescribed by any rule or regulation of the  Commission  heretofore or hereafter  duly adopted pursuant to authority conferred in that Section.

              (e)   Depositor  represents  that the fees  and  charges  deducted under the  Contract,  in the  aggregate,  are  reasonable in relation to the services rendered,  the expenses expected to be incurred, and the risks assumed by the Depositor.

                                                    SIGNATURES

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies that it meets the requirements of Securities Act
Rule 485(b) for effectiveness of this Registration Statement and has caused this
Registration  Statement to be signed on its behalf in the City of Topeka,  State of Kansas on this 1st day of April, 2003.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell            By:         HOWARD R. FRICKE
Director                                    ---------------------------------------
                                            Howard R. Fricke, Director and Chairman
                                            of the Board and as Attorney in Fact for
John C. Dicus                               the Officers and Directors Whose Names
Director                                    Appear Opposite.

Steven J. Douglass                      SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                                (The Depositor)
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
William W. Hanna                              Kris A. Robbins, Director, President
Director                                      and Chief Executive Officer

John E. Hayes, Jr.                        VARIABLE ANNUITY ACCOUNT XI
Director                                  (The Registrant)

                                        By: SECURITY BENEFIT LIFE INSURANCE COMPANY
Pat A. Loconto                              (The Depositor)
Director
                                        By:         KRIS A. ROBBINS
                                            ----------------------------------------
Duane Fager                                 Kris A. Robbins, Director, President
Director                                    and Chief Executive Officer

Robert C. Wheeler                       By:         DONALD J. SCHEPKER
Director                                    ----------------------------------------
                                            Donald J. Schepker, Senior Vice President,
                                            Chief Financial Officer and Treasurer

                                        (ATTEST):   AMY J. LEE
                                                  ------------------------------------
                                                  Amy J. Lee, Vice President, Associate
                                                  General Counsel and Assistant Secretary

                                          Date:  April 1, 2003

                                                   EXHIBIT INDEX

  (1)   None

  (2)   None

  (3)   (a) None
        (b) None
        (c) None

  (4)   None

  (5)   None

  (6)   (a) None
        (b) None

  (7)   None

  (8)   None

  (9)   None

 (10)   Consent of Independent Auditors

 (11)   None

 (12)   None

 (13)   Schedule of Computation of Performance

 (14)   None